KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of C. M. Life Insurance Company and Contract Owners of C. M. Multi-Account A:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of C. M. Multi-Account A, (comprised of the sub- accounts listed in Appendix A to the opinion) (collectively, “the Separate Account”) as of December 31, 2020, the related statements of operations and changes in net assets for each of the years (as described in Appendix A) in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2020, the results of its operation and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 10, 2021

KPMG LLP, a Delaware limited liability partnership and a member firm of the
KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix A

C. M. Multi-Account A is comprised of the following sub-accounts and the activities of each sub- account have been included within the accompanying statements of assets and liabilities as of December 31, 2020 and the related statements of operations and changes in net assets for each of the years or periods in the two-year period then ended.

Sub-Accounts	Sub-Accounts
Fidelity® VIP Contrafund® Sub-Account	MML Focused Equity Sub-Account
Invesco Oppenheimer V.I. Capital Appreciation Sub- Account *	MML Foreign Sub-Account
Invesco Oppenheimer V.I. Conservative Balanced Sub- Account *	MML Fundamental Equity Sub-Account***
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account *	MML Fundamental Value Sub-Account
Invesco Oppenheimer V.I. Global Strategic Income Sub-Account *	MML Global Sub-Account
Invesco Oppenheimer V.I. Global Sub-Account *	MML Growth & Income Sub-Account
Invesco Oppenheimer V.I. Government Money Sub- Account *	MML Growth Allocation Sub-Account
Invesco Oppenheimer V.I. International Growth Sub- Account *	MML High Yield Sub-Account
Invesco Oppenheimer V.I. Main Street Sub-Account *	MML Income & Growth Sub-Account
Invesco Oppenheimer V.I. Total Return Bond Sub- Account *	MML Inflation-Protected and Income Sub- Account
Invesco V.I. Diversified Dividend Sub-Account	MML International Equity Sub-Account
Invesco V.I. Health Care Sub-Account	MML Large Cap Growth Sub-Account
Invesco V.I. Technology Sub-Account	MML Managed Bond Sub-Account (Initial Class)
MML Aggressive Allocation Sub-Account	MML Managed Bond Sub-Account (Service Class)
MML American Funds Core Allocation Sub-Account	MML Managed Volatility Sub-Account
MML American Funds Growth Sub-Account	MML Mid Cap Growth Sub-Account
MML American Funds International Sub-Account	MML Mid Cap Value Sub-Account
MML Balanced Allocation Sub-Account	MML Moderate Allocation Sub-Account
MML Blend Sub-Account	MML Short-Duration Bond Sub-Account
MML Blue Chip Growth Sub-Account	MML Small Cap Equity Sub-Account
MML Conservative Allocation Sub-Account	MML Small Cap Growth Equity Sub-Account
MML Equity Sub-Account	MML Small Company Value Sub-Account
MML Equity Income Sub-Account	MML Small/Mid Cap Value Sub-Account
MML Equity Index Sub-Account	MML Strategic Emerging Markets Sub-Account
MML Total Return Bond Sub-Account
MML U.S. Government Money Market Sub-Account
PIMCO CommodityRealReturn® Strategy Sub-Account
VY® Clarion Global Real Estate Sub-Account

* See Note 2 to the financial statements for information regarding the merger of this sub-account.
***Prior to March 2, 2020, known as MML Fundamental Growth Sub-Account.

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account	Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account

ASSETS
Investments
Number of shares	2,305,266	778,490	657,391	367,459	1,796,880	6,624,416	5,303,930	7,454,835
Identified cost	$71,731,937	$41,587,286	$8,984,900	$26,202,755	$64,416,014	$33,903,090	$5,303,930	$16,289,246
Value	$111,044,677	$54,758,961	$11,787,020	$39,292,351	$93,653,368	$32,062,176	$5,303,930	$21,693,571
Dividends receivable	-	-	-	-	-	-	4	-
Receivable from C.M. Life Insurance Company	-	-	-	767	1,170	-	-	-
Total assets	111,044,677	54,758,961	11,787,020	39,293,118	93,654,538	32,062,176	5,303,934	21,693,571

LIABILITIES
Annuitant mortality fluctuation reserve	4,371	11,138	3,741	5,440	16,729	5,353	553	1,198
Payable to C.M. Life Insurance Company	127	191	101	-	-	138	35	33
Total liabilities	4,498	11,329	3,842	5,440	16,729	5,491	588	1,231

NET ASSETS	$111,040,179	$54,747,632	$11,783,178	$39,287,678	$93,637,809	$32,056,685	$5,303,346	$21,692,340

Net Assets:
Accumulation units - value	$110,876,392	$54,369,436	$11,658,488	$39,106,360	$93,067,812	$31,875,324	$5,284,900	$21,652,399
Contracts in payout (annuitization) period	163,787	378,196	124,690	181,318	569,997	181,361	18,446	39,941

Net assets	$111,040,179	$54,747,632	$11,783,178	$39,287,678	$93,637,809	$32,056,685	$5,303,346	$21,692,340

Outstanding units
Contract owners	2,189,162	1,725,042	644,315	1,595,368	2,173,793	1,388,293	483,617	743,747

UNIT VALUE
Panorama Premier	$63.30	$35.69	$18.15	$33.14	$51.74	$22.99	$11.86	$43.95
Panorama Passage®
Tier 1	47.35	35.64	17.81	32.63	50.94	22.45	10.17	28.24
Tier 2	46.03	34.65	17.32	31.72	49.52	21.82	9.89	27.46
Tier 3	49.94	37.59	18.76	34.41	53.72	23.67	10.73	29.78
Tier 4	47.70	35.90	17.91	32.87	51.31	22.61	10.25	28.45
MassMutual Artistry	42.98	26.28	18.39	18.41	35.94	22.94	10.44	21.09

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account

ASSETS
Investments
Number of shares	1,613,288	605,924	127,699	280,380	190,662	2,742,684	1,046,996	383,459
Identified cost	$44,962,615	$4,661,789	$3,263,484	$8,034,789	$4,752,425	$27,881,565	$12,474,697	$5,378,314
Value	$48,253,452	$5,107,943	$3,284,417	$9,446,001	$6,968,700	$29,017,590	$12,731,471	$7,496,620
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	910	38	-	-	-	3	-	1
Total assets	48,254,362	5,107,981	3,284,417	9,446,001	6,968,700	29,017,593	12,731,471	7,496,621

LIABILITIES
Annuitant mortality fluctuation reserve	7,233	6,069	-	130	1,015	-	-	-
Payable to C.M. Life Insurance Company	-	-	7	33	55	-	-	-
Total liabilities	7,233	6,069	7	163	1,070	-	-	-

NET ASSETS	$48,247,129	$5,101,912	$3,284,410	$9,445,838	$6,967,630	$29,017,593	$12,731,471	$7,496,621

Net Assets:
Accumulation units - value	$48,006,031	$4,899,628	$3,284,410	$9,441,506	$6,933,796	$29,017,593	$12,731,471	$7,496,621
Contracts in payout (annuitization) period	241,098	202,284	-	4,332	33,834	-	-	-

Net assets	$48,247,129	$5,101,912	$3,284,410	$9,445,838	$6,967,630	$29,017,593	$12,731,471	$7,496,621

Outstanding units
Contract owners	1,758,935	307,220	240,286	270,930	586,980	1,252,260	493,822	123,381

UNIT VALUE
Panorama Premier	$27.50	$16.61	$14.16	$36.19	$11.87	$22.56	$-	$-
Panorama Passage®
Tier 1	27.93	-	13.90	35.52	11.66	22.30	-	-
Tier 2	27.15	-	13.51	34.53	11.33	21.84	-	-
Tier 3	29.45	-	14.64	37.40	12.27	23.03	-	-
Tier 4	28.13	-	13.98	35.72	11.72	22.27	-	-
MassMutual Artistry	25.67	-	12.89	32.66	11.70	23.21	25.78	60.76

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account

ASSETS
Investments
Number of shares	201,263	2,390,806	2,712,741	1,733,060	1,798,832	1,181,350	1,814,818	725,075
Identified cost	$1,996,340	$24,198,879	$58,510,745	$28,079,161	$17,740,504	$28,946,702	$20,003,402	$18,360,099
Value	$2,177,663	$24,673,113	$67,259,352	$35,545,060	$18,599,927	$29,578,339	$18,656,325	$21,077,938
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	798	-	-
Total assets	2,177,663	24,673,113	67,259,352	35,545,060	18,599,927	29,579,137	18,656,325	21,077,938

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	4,531	707	-	6,678	148	2,247
Payable to C.M. Life Insurance Company	-	7	141	41	4	-	22	49
Total liabilities	-	7	4,672	748	4	6,678	170	2,296

NET ASSETS	$2,177,663	$24,673,106	$67,254,680	$35,544,312	$18,599,923	$29,572,459	$18,656,155	$21,075,642

Net Assets:
Accumulation units - value	$2,177,663	$24,531,252	$67,096,924	$35,520,734	$18,461,238	$29,349,863	$18,651,224	$21,000,737
Contracts in payout (annuitization) period	-	141,854	157,756	23,578	138,685	222,596	4,931	74,905

Net assets	$2,177,663	$24,673,106	$67,254,680	$35,544,312	$18,599,923	$29,572,459	$18,656,155	$21,075,642

Outstanding units
Contract owners	93,693	1,308,938	2,494,114	543,704	1,025,637	1,419,304	576,701	736,394

UNIT VALUE
Panorama Premier	$-	$18.46	$25.27	$64.02	$17.76	$18.62	$31.56	$28.33
Panorama Passage®
Tier 1	-	18.24	26.71	63.01	17.55	20.65	31.06	29.38
Tier 2	-	17.87	25.96	61.26	17.19	20.07	30.20	28.56
Tier 3	-	18.84	28.17	65.86	18.13	21.77	32.47	30.99
Tier 4	-	18.22	26.90	62.90	17.53	20.80	31.01	29.59
MassMutual Artistry	23.24	18.99	27.92	66.56	18.27	22.27	32.81	26.97

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account

ASSETS
Investments
Number of shares	103,887	868,764	89,470	96,202	943,199	1,595,089	6,243,156	286,670
Identified cost	$645,723	$8,327,341	$894,004	$1,211,668	$10,762,868	$18,039,066	$59,618,654	$2,792,693
Value	$725,129	$8,705,010	$922,433	$1,091,896	$13,497,174	$32,747,175	$58,560,802	$2,878,165
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	725,129	8,705,010	922,433	1,091,896	13,497,174	32,747,175	58,560,802	2,878,165

LIABILITIES
Annuitant mortality fluctuation reserve	-	1,678	-	-	540	1,823	-	-
Payable to C.M. Life Insurance Company	19	41	1	19	32	44	24	5
Total liabilities	19	1,719	1	19	572	1,867	24	5

NET ASSETS	$725,110	$8,703,291	$922,432	$1,091,877	$13,496,602	$32,745,308	$58,560,778	$2,878,160

Net Assets:
Accumulation units - value	$725,110	$8,647,342	$922,432	$1,091,877	$13,478,590	$32,684,526	$58,560,778	$2,878,160
Contracts in payout (annuitization) period	-	55,949	-	-	18,012	60,782	-	-

Net assets	$725,110	$8,703,291	$922,432	$1,091,877	$13,496,602	$32,745,308	$58,560,778	$2,878,160

Outstanding units
Contract owners	26,387	582,840	32,101	57,680	721,548	884,997	2,714,189	159,409

UNIT VALUE
Panorama Premier	$27.24	$15.22	$28.28	$18.65	$19.87	$36.16	$21.01	$17.78
Panorama Passage®
Tier 1	27.03	15.31	28.06	18.51	19.23	35.59	20.77	17.61
Tier 2	26.66	14.89	27.67	18.25	18.69	34.59	20.34	17.31
Tier 3	27.62	16.15	28.68	18.91	20.28	37.19	21.45	18.08
Tier 4	27.01	15.42	28.04	18.49	19.37	35.52	20.74	17.59
MassMutual Artistry	27.76	14.40	28.83	19.01	14.28	37.59	21.62	18.20

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account
					(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	2,248,886	919,897	18,779	1,356,523	1,865,746	197,211	704,416	5,248,357
Identified cost	$23,052,262	$9,665,500	$185,481	$14,468,075	$23,683,118	$2,471,825	$8,756,441	$79,901,768
Value	$22,488,860	$10,496,021	$185,536	$18,964,193	$25,360,371	$2,667,910	$9,709,454	$94,995,261
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	923	2,363
Total assets	22,488,860	10,496,021	185,536	18,964,193	25,360,371	2,667,910	9,710,377	94,997,624

LIABILITIES
Annuitant mortality fluctuation reserve	1,655	837	-	7,464	108	-	4,070	14,926
Payable to C.M. Life Insurance Company	34	42	6	151	6	2	-	-
Total liabilities	1,689	879	6	7,615	114	2	4,070	14,926

NET ASSETS	$22,487,171	$10,495,142	$185,530	$18,956,578	$25,360,257	$2,667,908	$9,706,307	$94,982,698

Net Assets:
Accumulation units - value	$22,432,011	$10,464,539	$185,530	$18,649,929	$25,356,660	$2,667,908	$9,522,187	$94,468,299
Contracts in payout (annuitization) period	55,160	30,603	-	306,649	3,597	-	184,120	514,399

Net assets	$22,487,171	$10,495,142	$185,530	$18,956,578	$25,360,257	$2,667,908	$9,706,307	$94,982,698

Outstanding units
Contract owners	961,999	648,751	16,448	706,850	1,143,702	186,906	576,247	1,167,041

UNIT VALUE
Panorama Premier	$27.07	$15.80	$-	$28.15	$-	$14.27	$16.46	$103.40
Panorama Passage®
Tier 1	20.83	15.55	-	28.37	21.57	-	16.15	76.57
Tier 2	20.25	15.12	-	27.58	20.97	-	15.70	74.43
Tier 3	21.97	16.25	-	29.92	22.75	-	17.01	80.75
Tier 4	20.98	15.52	-	28.58	21.73	-	16.25	77.12
MassMutual Artistry	19.79	16.43	11.28	23.20	21.87	-	17.07	61.93

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account

ASSETS
Investments
Number of shares	4,155,818	6,103,775	264,846	1,948,089	1,014,703	62,936	1,118,639	91,952
Identified cost	$45,106,128	$65,655,374	$2,541,756	$17,882,156	$13,769,179	$922,132	$12,633,461	$995,401
Value	$44,010,114	$66,164,916	$2,598,139	$21,644,183	$17,110,290	$922,645	$12,237,915	$1,327,782
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	2	-	-	-	1	-	-
Total assets	44,010,114	66,164,918	2,598,139	21,644,183	17,110,290	922,646	12,237,915	1,327,782

LIABILITIES
Annuitant mortality fluctuation reserve	12,082	-	51	420	3,747	-	354	-
Payable to C.M. Life Insurance Company	228	-	9	18	67	-	19	-
Total liabilities	12,310	-	60	438	3,814	-	373	-

NET ASSETS	$43,997,804	$66,164,918	$2,598,079	$21,643,745	$17,106,476	$922,646	$12,237,542	$1,327,782

Net Assets:
Accumulation units - value	$43,595,067	$65,996,491	$2,596,364	$21,629,759	$16,981,563	$922,646	$12,225,729	$1,327,782
Contracts in payout (annuitization) period	402,737	168,427	1,715	13,986	124,913	-	11,813	-

Net assets	$43,997,804	$66,164,918	$2,598,079	$21,643,745	$17,106,476	$922,646	$12,237,542	$1,327,782

Outstanding units
Contract owners	900,692	3,330,821	237,704	499,342	350,919	27,538	324,824	69,895

UNIT VALUE
Panorama Premier	$45.26	$19.40	$10.82	$46.65	$61.21	$-	$36.63	$-
Panorama Passage®
Tier 1	47.92	19.18	10.72	41.99	54.04	-	36.05	-
Tier 2	46.58	18.78	10.54	40.82	52.53	-	35.05	-
Tier 3	50.53	19.81	11.01	44.28	56.98	-	37.68	-
Tier 4	48.27	19.15	10.71	42.29	54.43	-	35.99	-
MassMutual Artistry	51.29	19.96	11.08	40.65	38.71	33.50	38.08	19.00

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account

ASSETS
Investments
Number of shares	294,917	22,358,677	193,569	184,599
Identified cost	$3,164,678	$22,354,253	$1,320,438	$2,089,972
Value	$3,285,379	$22,358,698	$1,186,579	$1,938,288
Dividends receivable	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-
Total assets	3,285,379	22,358,698	1,186,579	1,938,288

LIABILITIES
Annuitant mortality fluctuation reserve	-	6,562	32	-
Payable to C.M. Life Insurance Company	13	159	36	28
Total liabilities	13	6,721	68	28

NET ASSETS	$3,285,366	$22,351,977	$1,186,511	$1,938,260

Net Assets:
Accumulation units - value	$3,276,549	$22,133,204	$1,184,422	$1,938,260
Contracts in payout (annuitization) period	8,817	218,773	2,089	-

Net assets	$3,285,366	$22,351,977	$1,186,511	$1,938,260

Outstanding units
Contract owners	275,526	2,493,870	216,880	123,598

UNIT VALUE
Panorama Premier	$11.78	$8.83	$5.35	$15.43
Panorama Passage®
Tier 1	11.69	8.72	5.28	15.23
Tier 2	11.53	8.55	5.15	14.88
Tier 3	11.94	9.01	5.47	15.80
Tier 4	11.68	8.71	5.27	15.21
MassMutual Artistry	12.01	9.08	5.52	15.94

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2020

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account	Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account

Investment income
Dividends	$248,757	$-	$234,589	$12,670	$556,021	$1,825,748	$14,328	$178,714

Expenses
Mortality and expense risk fees and administrative charges	1,271,233	596,115	152,739	415,780	1,007,968	405,190	74,955	239,892

Net investment income (loss)	(1,022,476)	(596,115)	81,850	(403,110)	(451,947)	1,420,558	(60,627)	(61,178)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	7,264,071	2,694,109	617,709	2,153,642	5,485,224	(998,360)	-	927,305
Realized gain distribution	521,314	7,141,093	260,669	2,641,226	2,897,028	-	-	263,958
Realized gain (loss)	7,785,385	9,835,202	878,378	4,794,868	8,382,252	(998,360)	-	1,191,263

Change in net unrealized appreciation/depreciation of investments	19,233,504	5,402,656	483,127	7,000,858	11,693,057	(62,401)	-	2,475,694

Net gain (loss) on investments	27,018,889	15,237,858	1,361,505	11,795,726	20,075,309	(1,060,761)	-	3,666,957

Net increase (decrease) in net assets resulting from operations	25,996,413	14,641,743	1,443,355	11,392,616	19,623,362	359,797	(60,627)	3,605,779

Capital transactions:
Transfer of net premiums	1,434,510	467,956	50,450	535,821	924,632	632,684	376,769	353,040
Transfers due to death benefits	(2,508,055)	(485,541)	(557,924)	(275,740)	(1,621,126)	(659,560)	(91,947)	(185,222)
Transfers due to annuity benefit payments	(21,248)	(28,281)	(19,547)	(20,593)	(45,011)	(18,856)	(5,695)	(2,920)
Transfers due to withdrawal of funds	(8,007,473)	(3,530,260)	(1,107,828)	(2,717,243)	(6,224,072)	(3,906,089)	(1,526,049)	(1,404,924)
Transfers due to loans, net of repayments	59,668	18,830	(3,339)	34,489	68,812	20,468	3,652	18,301
Transfers due to rider and contingent deferred sales charges	(8,314)	(2,804)	(572)	(1,456)	(4,023)	(2,274)	(484)	(626)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(8,725)	(252)	5,326	(2,656)	(7,506)	2,477	82	(1,584)
Transfers between Sub-Accounts and to/from Fixed Account	(2,955,183)	(1,687,111)	107,182	(959,802)	(3,285,889)	(880,999)	54,224	(734,620)

Net increase (decrease) in net assets resulting from capital transactions	(12,014,820)	(5,247,464)	(1,526,252)	(3,407,180)	(10,194,183)	(4,812,149)	(1,189,448)	(1,958,555)
Total increase (decrease)	13,981,593	9,394,279	(82,897)	7,985,436	9,429,179	(4,452,352)	(1,250,075)	1,647,224

NET ASSETS, at beginning of the year	97,058,586	45,353,353	11,866,075	31,302,242	84,208,630	36,509,037	6,553,421	20,045,116

NET ASSETS, at end of the year	$111,040,179	$54,747,632	$11,783,178	$39,287,678	$93,637,809	$32,056,685	$5,303,346	$21,692,340

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account

Investment income
Dividends	$677,983	$158,291	$94,361	$28,039	$-	$406,009	$211,215	$42,060

Expenses
Mortality and expense risk fees and administrative charges	595,472	69,476	38,971	111,602	73,302	298,446	142,827	68,932

Net investment income (loss)	82,511	88,815	55,390	(83,563)	(73,302)	107,563	68,388	(26,872)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,311,006	131,562	(7,999)	68,815	633,668	(773,091)	(190,663)	80,567
Realized gain distribution	4,464,913	-	78,473	213,445	531,416	1,723,329	659,276	610,218
Realized gain (loss)	5,775,919	131,562	70,474	282,260	1,165,084	950,238	468,613	690,785

Change in net unrealized appreciation/depreciation of investments	(453,936)	193,723	(221,841)	936,393	1,101,038	1,933,141	624,670	1,845,784

Net gain (loss) on investments	5,321,983	325,285	(151,367)	1,218,653	2,266,122	2,883,379	1,093,283	2,536,569

Net increase (decrease) in net assets resulting from operations	5,404,494	414,100	(95,977)	1,135,090	2,192,820	2,990,942	1,161,671	2,509,697

Capital transactions:
Transfer of net premiums	363,807	-	75,664	129,539	81,143	1,049,554	672,903	294,459
Transfers due to death benefits	(1,642,692)	(138,687)	(18,209)	(185,800)	(58,730)	(68,889)	(140)	(5,488)
Transfers due to annuity benefit payments	(30,047)	(18,538)	-	(1,483)	(4,792)	-	-	-
Transfers due to withdrawal of funds	(3,465,895)	(368,822)	(424,814)	(808,236)	(777,516)	(1,671,597)	(1,610,569)	(713,982)
Transfers due to loans, net of repayments	34,500	-	9,761	5,294	12,539	69,462	6,610	9,062
Transfers due to rider and contingent deferred sales charges	(2,242)	(553)	(331)	(531)	(330)	(90)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(7,814)	555	-	9	(300)	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,696,858)	(72,491)	(3,047)	(123,734)	239,821	(137,059)	287,489	145,742

Net increase (decrease) in net assets resulting from capital transactions	(6,447,241)	(598,536)	(360,976)	(984,942)	(508,165)	(758,619)	(643,707)	(270,207)
Total increase (decrease)	(1,042,747)	(184,436)	(456,953)	150,148	1,684,655	2,232,323	517,964	2,239,490

NET ASSETS, at beginning of the year	49,289,876	5,286,348	3,741,363	9,295,690	5,282,975	26,785,270	12,213,507	5,257,131

NET ASSETS, at end of the year	$48,247,129	$5,101,912	$3,284,410	$9,445,838	$6,967,630	$29,017,593	$12,731,471	$7,496,621

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account

Investment Income
Dividends	$20,447	$624,593	$-	$-	$475,533	$639,146	$400,155	$321,166

Expenses
Mortality and expense risk fees and administrative charges	24,511	287,731	796,184	399,987	214,571	347,341	208,211	242,544

Net investment income (loss)	(4,064)	336,862	(796,184)	(399,987)	260,962	291,805	191,944	78,622

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(77,098)	(604,115)	1,732,998	604,191	(283,519)	801,553	(396,074)	890,017
Realized gain distribution	113,300	822,768	2,771,998	2,701,073	506,593	3,103,614	1,145,068	4,651,239
Realized gain (loss)	36,202	218,653	4,504,996	3,305,264	223,074	3,905,167	748,994	5,541,256

Change in net unrealized appreciation/depreciation of investments	194,054	1,603,946	3,186,006	6,267,851	993,295	(3,988,651)	(1,154,834)	(2,573,385)

Net gain (loss) on investments	230,256	1,822,599	7,691,002	9,573,115	1,216,369	(83,484)	(405,840)	2,967,871

Net increase (decrease) in net assets resulting from operations	226,192	2,159,461	6,894,818	9,173,128	1,477,331	208,321	(213,896)	3,046,493

Capital transactions:
Transfer of net premiums	113,155	689,593	878,584	728,391	603,875	380,040	296,545	271,131
Transfers due to death benefits	-	(17,584)	(1,655,556)	(273,215)	(452,078)	(357,060)	(264,460)	(112,148)
Transfers due to annuity benefit payments	-	(10,853)	(20,719)	(2,706)	(12,852)	(15,514)	(512)	(6,640)
Transfers due to withdrawal of funds	(480,182)	(2,603,659)	(5,255,601)	(2,650,161)	(2,332,721)	(3,077,337)	(1,426,585)	(1,093,145)
Transfers due to loans, net of repayments	4,743	36,074	20,580	25,681	6,182	35,098	22,158	4,395
Transfers due to rider and contingent deferred sales charges	-	(522)	(2,297)	(1,877)	(165)	(1,047)	(823)	(330)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	439	2,204	(3,676)	2,721	(1,961)	(513)	(4,214)
Transfers between Sub-Accounts and to/from Fixed Account	(102,539)	(113,137)	204,804	(1,027,753)	614,801	(498,074)	86,093	(627,482)

Net increase (decrease) in net assets resulting from capital transactions	(464,823)	(2,019,649)	(5,828,002)	(3,205,316)	(1,570,237)	(3,535,855)	(1,288,097)	(1,568,433)
Total increase (decrease)	(238,631)	139,812	1,066,816	5,967,812	(92,906)	(3,327,534)	(1,501,993)	1,478,060

NET ASSETS, at beginning of the year	2,416,294	24,533,294	66,187,864	29,576,500	18,692,829	32,899,993	20,158,148	19,597,582

NET ASSETS, at end of the year	$2,177,663	$24,673,106	$67,254,680	$35,544,312	$18,599,923	$29,572,459	$18,656,155	$21,075,642

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account

Investment Income
Dividends	$4,649	$233,735	$-	$10,777	$125,436	$270,936	$1,076,323	$699

Expenses
Mortality and expense risk fees and administrative charges	9,294	97,081	8,684	12,132	157,112	370,482	616,744	36,107

Net investment income (loss)	(4,645)	136,654	(8,684)	(1,355)	(31,676)	(99,546)	459,579	(35,408)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(71,812)	74,605	(16,506)	(65,245)	276,226	2,012,817	(1,178,150)	(25,975)
Realized gain distribution	33,983	275,111	88,799	126,101	453,504	2,151,268	3,211,782	-
Realized gain (loss)	(37,829)	349,716	72,293	60,856	729,730	4,164,085	2,033,632	(25,975)

Change in net unrealized appreciation/depreciation of investments	126,390	(156,286)	67,312	(49,722)	721,501	(430,659)	3,500,831	161,546

Net gain (loss) on investments	88,561	193,430	139,605	11,134	1,451,231	3,733,426	5,534,463	135,571

Net increase (decrease) in net assets resulting from operations	83,916	330,084	130,921	9,779	1,419,555	3,633,880	5,994,042	100,163

Capital transactions:
Transfer of net premiums	20,588	116,369	46,198	50,090	95,157	519,833	2,063,445	105,709
Transfers due to death benefits	-	(24,294)	-	-	(104,631)	(540,408)	(409,455)	(25,518)
Transfers due to annuity benefit payments	-	(5,044)	-	-	(7,547)	(7,263)	-	-
Transfers due to withdrawal of funds	(72,930)	(958,769)	(10,107)	(70,157)	(924,034)	(2,170,206)	(3,222,997)	(305,102)
Transfers due to loans, net of repayments	3,041	15,464	542	797	9,505	33,175	112,764	(1,681)
Transfers due to rider and contingent deferred sales charges	-	(631)	(17)	-	(609)	(1,863)	(115)	(184)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	1,185	-	-	(457)	1,604	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(66,620)	58,530	97,388	(22,680)	(188,415)	(1,252,406)	(582,003)	(74,744)

Net increase (decrease) in net assets resulting from capital transactions	(115,921)	(797,190)	134,004	(41,950)	(1,121,031)	(3,417,534)	(2,038,361)	(301,520)
Total increase (decrease)	(32,005)	(467,106)	264,925	(32,171)	298,524	216,346	3,955,681	(201,357)

NET ASSETS, at beginning of the year	757,115	9,170,397	657,507	1,124,048	13,198,078	32,528,962	54,605,097	3,079,517

NET ASSETS, at end of the year	$725,110	$8,703,291	$922,432	$1,091,877	$13,496,602	$32,745,308	$58,560,778	$2,878,160

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account
					(Initial Class)	(Service Class)
Investment income
Dividends	$408,899	$11,579	$3,716	$56,153	$23,928	$2,648	$129,475	$64,903

Expenses
Mortality and expense risk fees and administration charges	258,452	130,154	1,547	218,101	306,786	34,300	118,105	1,067,569

Net investment income (loss)	150,447	(118,575)	2,169	(161,948)	(282,858)	(31,652)	11,370	(1,002,666)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	50,437	(168,936)	(14,746)	(281,377)	17,561	8,968	195,118	1,831,634
Realized gain distribution	57,553	-	3,529	762,281	-	-	-	7,957,056
Realized gain (loss)	107,990	(168,936)	(11,217)	480,904	17,561	8,968	195,118	9,788,690

Change in net unrealized appreciation/depreciation of investments	(273,187)	1,266,071	9,065	4,210,786	1,846,997	184,095	235,279	9,962,978

Net gain (loss) on investments	(165,197)	1,097,135	(2,152)	4,691,690	1,864,558	193,063	430,397	19,751,668

Net increase (decrease) in net assets resulting from operations	(14,750)	978,560	17	4,529,742	1,581,700	161,411	441,767	18,749,002

Capital transactions:
Transfer of net premiums	217,529	224,828	4,332	178,863	638,386	9,622	126,180	720,786
Transfers due to death benefits	(138,830)	(277,201)	-	(75,747)	(479,632)	(11,896)	(156,367)	(1,933,321)
Transfers due to annuity benefit payments	(9,632)	(3,236)	-	(34,186)	(177)	-	(16,038)	(39,659)
Transfers due to withdrawal of funds	(1,796,842)	(1,270,793)	(21,261)	(1,086,040)	(3,090,620)	(236,221)	(733,184)	(6,451,708)
Transfers due to loans, net of repayments	12,931	13,478	21	8,559	25,586	-	13,461	28,606
Transfers due to rider and contingent deferred sales charges	(1,180)	(410)	-	(1,308)	(2,934)	(76)	(1,258)	(3,405)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(1,610)	842	-	2,823	(6)	-	2,972	(17,008)
Transfers between Sub-Accounts and to/from Fixed Account	(459,188)	91,317	27,299	(879,244)	823,718	263,029	(215,515)	(3,210,869)

Net increase (decrease) in net assets resulting from capital transactions	(2,176,822)	(1,221,175)	10,391	(1,886,280)	(2,085,679)	24,458	(979,749)	(10,906,578)
Total increase (decrease)	(2,191,572)	(242,615)	10,408	2,643,462	(503,979)	185,869	(537,982)	7,842,424

NET ASSETS, at beginning of the year	24,678,743	10,737,757	175,122	16,313,116	25,864,236	2,482,039	10,244,289	87,140,274

NET ASSETS, at end of the year	$22,487,171	$10,495,142	$185,530	$18,956,578	$25,360,257	$2,667,908	$9,706,307	$94,982,698

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account

Investment income
Dividends	$714,514	$1,522,544	$7	$95,418	$-	$520	$108,479	$2,543

Expenses
Mortality and expense risk fees and administration charges	507,811	745,769	34,329	223,692	171,018	9,756	124,311	15,221

Net investment income (loss)	206,703	776,775	(34,322)	(128,274)	(171,018)	(9,236)	(15,832)	(12,678)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,759,645)	(1,036,548)	(26,817)	(344,302)	(574,427)	(40,135)	(8,242)	114,066
Realized gain distribution	-	2,829,680	-	171,228	1,686,412	44,008	448,476	35,584
Realized gain (loss)	(1,759,645)	1,793,132	(26,817)	(173,074)	1,111,985	3,873	440,234	149,650

Change in net unrealized appreciation/ depreciation of investments	1,234,379	2,943,920	78,145	3,714,431	3,464,215	69,582	(4,667)	61,497

Net gain (loss) on investments	(525,266)	4,737,052	51,328	3,541,357	4,576,200	73,455	435,567	211,147

Net increase (decrease) in net assets resulting from operations	(318,563)	5,513,827	17,006	3,413,083	4,405,182	64,219	419,735	198,469

Capital transactions:
Transfer of net premiums	475,882	2,686,993	25,475	314,911	136,120	38,280	268,832	54,810
Transfers due to death benefits	(617,774)	(709,086)	(14,236)	(209,326)	(52,758)	-	(27,733)	-
Transfers due to annuity benefit payments	(33,489)	(14,009)	(166)	(1,327)	(8,032)	-	(1,126)	-
Transfers due to withdrawal of funds	(3,503,882)	(5,683,432)	(353,245)	(1,536,790)	(1,279,604)	(145,993)	(746,110)	(357,899)
Transfers due to loans, net of repayments	40,254	118,383	1,853	3,541	8,882	3,663	6,629	1,797
Transfers due to rider and contingent deferred sales charges	(3,370)	(620)	(47)	(1,601)	(601)	-	(322)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	6,597	2,989	(357)	218	435	-	223	-
Transfers between Sub-Accounts and to /from Fixes Account	(463,410)	(1,441,565)	139,223	(448,251)	(602,597)	(5,975)	139,578	(8,288)

Net increase (decrease) in net assets resulting from capital transactions	(4,099,192)	(5,040,347)	(201,500)	(1,878,625)	(1,798,155)	(110,025)	(360,029)	(309,580)
Total increase (decrease)	(4,417,755)	473,480	(184,494)	1,534,458	2,607,027	(45,806)	59,706	(111,111)

NET ASSETS, at beginning of the year	48,415,559	65,691,438	2,782,573	20,109,287	14,499,449	968,452	12,177,836	1,438,893

NET ASSETS, at end of the year	$43,997,804	$66,164,918	$2,598,079	$21,643,745	$17,106,476	$922,646	$12,237,542	$1,327,782

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account

Investment income
Dividends	$77,133	$47,936	$68,809	$108,341

Expenses
Mortality and expense risk fees and administration charges	31,361	267,561	13,277	24,168

Net investment income (loss)	45,772	(219,625)	55,532	84,173

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	41,750	5,680	(241,668)	(55,158)
Realized gain distribution	11,406	-	-	159,225
Realized gain (loss)	53,156	5,680	(241,668)	104,067

Change in net unrealized appreciation/depreciation of investments	62,712	(5,656)	184,868	(340,378)

Net gain (loss) on investments	115,868	24	(56,800)	(236,311)

Net increase (decrease) in net assets resulting from operations	161,640	(219,601)	(1,268)	(152,138)

Capital transactions:
Transfer of net premiums	61,641	323,575	42,943	30,630
Transfers due to death benefits	(2,540)	(149,067)	(1,462)	(12,197)
Transfers due to annuity benefit payments	-	(21,278)	(173)	-
Transfers due to withdrawal of funds	(289,606)	(3,843,214)	(168,883)	(132,513)
Transfers due to loans, net of repayments	5,320	21,077	2,259	1,306
Transfers due to rider and contingent deferred sales charges	(3)	(1,448)	(18)	(147)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(1,890)	574	39	-
Transfers between Sub-Accounts and to/from Fixed Account	1,309,709	5,293,708	7,174	(90,266)

Net increase (decrease) in net assets resulting from capital transactions	1,082,631	1,623,927	(118,121)	(203,187)
Total increase (decrease)	1,244,271	1,404,326	(119,389)	(355,325)

NET ASSETS, at beginning of the year	2,041,095	20,947,651	1,305,900	2,293,585

NET ASSETS, at end of the year	$3,285,366	$22,351,977	$1,186,511	$1,938,260

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2019

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account	Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account

Investment income
Dividends	$430,250	$26,026	$281,425	$-	$750,894	$1,433,068	$117,598	$201,836

Expenses
Mortality and expense risk fees and administrative charges	1,208,781	544,151	164,466	382,822	1,039,927	474,017	87,388	245,684

Net investment income (loss)	(778,531)	(518,125)	116,959	(382,822)	(289,033)	959,051	30,210	(43,848)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,399,908	1,750,447	685,389	1,959,534	3,303,314	(651,614)	-	584,066
Realized gain distribution	10,979,800	4,098,293	199,338	3,853,894	11,860,872	-	-	989,671
Realized gain (loss)	14,379,708	5,848,740	884,727	5,813,428	15,164,186	(651,614)	-	1,573,737

Change in net unrealized appreciation/depreciation of investments	10,967,040	7,206,440	851,453	3,890,046	6,524,285	3,122,158	-	3,013,529

Net gain (loss) on investments	25,346,748	13,055,180	1,736,180	9,703,474	21,688,471	2,470,544	-	4,587,266

Net increase (decrease) in net assets resulting from operations	24,568,217	12,537,055	1,853,139	9,320,652	21,399,438	3,429,595	30,210	4,543,418

Capital transactions:
Transfer of net premiums	1,537,719	591,072	81,554	441,531	1,300,835	586,480	217,955	357,038
Transfers due to death benefits	(2,602,521)	(759,282)	(353,997)	(322,047)	(2,363,381)	(536,961)	(103,731)	(243,175)
Transfers due to annuity benefit payments	(16,090)	(23,034)	(16,733)	(11,152)	(37,088)	(22,823)	(5,931)	(2,957)
Transfers due to withdrawal of funds	(11,226,115)	(4,859,779)	(1,910,875)	(3,468,624)	(9,169,416)	(4,329,556)	(1,221,673)	(1,865,037)
Transfers due to loans, net of repayments	23,263	21,793	1,006	40,163	49,320	22,730	8,495	(6,670)
Transfers due to rider and contingent deferred sales charges	(7,412)	(2,591)	(526)	(1,357)	(4,086)	(2,629)	(578)	(628)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(2,530)	3,805	4,888	(2,235)	(6,535)	128	196	(427)
Transfers between Sub-Accounts and to/from Fixed Account	(1,863,471)	(760,936)	(48,762)	(497,977)	(1,982,441)	(818,504)	348,049	(693,355)

Net increase (decrease) in net assets resulting from capital transactions	(14,157,157)	(5,788,952)	(2,243,445)	(3,821,698)	(12,212,792)	(5,101,135)	(757,218)	(2,455,211)
Total increase (decrease)	10,411,060	6,748,103	(390,306)	5,498,954	9,186,646	(1,671,540)	(727,008)	2,088,207

NET ASSETS, at beginning of the year	86,647,526	38,605,250	12,256,381	25,803,288	75,021,984	38,180,577	7,280,429	17,956,909

NET ASSETS, at end of the year	$97,058,586	$45,353,353	$11,866,075	$31,302,242	$84,208,630	$36,509,037	$6,553,421	$20,045,116

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account

Investment income
Dividends	$507,411	$188,015	$108,387	$3,672	$-	$491,572	$290,087	$14,942

Expenses
Mortality and expense risk fees and administrative charges	622,598	74,662	46,671	106,697	66,135	299,129	141,335	54,809

Net investment income (loss)	(115,187)	113,353	61,716	(103,025)	(66,135)	192,443	148,752	(39,867)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,749,452	(267,838)	125,388	265,590	379,602	(280,524)	(103,756)	33,043
Realized gain distribution	7,638,493	-	201,145	204,096	420,212	2,230,222	861,093	604,245
Realized gain (loss)	9,387,945	(267,838)	326,533	469,686	799,814	1,949,698	757,337	637,288

Change in net unrealized appreciation/depreciation of investments	3,168,266	594,679	391,035	1,935,857	793,821	2,881,484	931,031	551,381

Net gain (loss) on investments	12,556,211	326,841	717,568	2,405,543	1,593,635	4,831,182	1,688,368	1,188,669

Net increase (decrease) in net assets resulting from operations	12,441,024	440,194	779,284	2,302,518	1,527,500	5,023,625	1,837,120	1,148,802

Capital transactions:
Transfer of net premiums	451,332	-	97,917	233,945	123,000	1,379,119	759,867	251,457
Transfers due to death benefits	(745,796)	(140,957)	(69,819)	(99,655)	(47,061)	(14,064)	(25,559)	(32,500)
Transfers due to annuity benefit payments	(25,896)	(18,223)	-	(2,067)	(6,806)	-	-	-
Transfers due to withdrawal of funds	(4,834,314)	(595,267)	(472,150)	(931,155)	(1,198,093)	(2,446,577)	(1,198,265)	(287,251)
Transfers due to loans, net of repayments	(10,715)	-	3,411	8,423	1,730	43,287	(17,578)	(2,970)
Transfers due to rider and contingent deferred sales charges	(2,295)	(570)	(408)	(538)	(315)	(68)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,139	4,619	-	(1,093)	(995)	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(956,102)	(133,942)	(36,522)	(157,972)	(35,825)	35,374	(305,197)	258,583

Net increase (decrease) in net assets resulting from capital transactions	(6,121,647)	(884,340)	(477,571)	(950,112)	(1,164,365)	(1,002,929)	(786,732)	187,319
Total increase (decrease)	6,319,377	(444,146)	301,713	1,352,406	363,135	4,020,696	1,050,388	1,336,121

NET ASSETS, at beginning of the year	42,970,499	5,730,494	3,439,650	7,943,284	4,919,840	22,764,574	11,163,119	3,921,010

NET ASSETS, at end of the year	$49,289,876	$5,286,348	$3,741,363	$9,295,690	$5,282,975	$26,785,270	$12,213,507	$5,257,131

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account

Investment income
Dividends	$62,540	$615,299	$1,561,824	$-	$493,444	$644,696	$447,693	$492,864

Expenses
Mortality and expense risk fees and administrative charges	27,266	296,661	810,359	361,804	226,565	396,919	242,837	237,763

Net investment income (loss)	35,274	318,638	751,465	(361,804)	266,879	247,777	204,856	255,101

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,357	(358,633)	2,792,392	474,439	(334,761)	492,584	428,518	1,478,030
Realized gain distribution	115,297	1,106,751	3,181,748	3,640,377	683,610	1,670,076	1,802,702	1,597,395
Realized gain (loss)	116,654	748,118	5,974,140	4,114,816	348,849	2,162,660	2,231,220	3,075,425

Change in net unrealized appreciation/depreciation of investments	282,736	2,352,183	4,976,589	3,216,562	1,725,745	4,418,754	1,866,360	1,394,355

Net gain (loss) on investments	399,390	3,100,301	10,950,729	7,331,378	2,074,594	6,581,414	4,097,580	4,469,780

Net increase (decrease) in net assets resulting from operations	434,664	3,418,939	11,702,194	6,969,574	2,341,473	6,829,191	4,302,436	4,724,881

Capital transactions:
Transfer of net premiums	118,384	853,742	830,286	588,874	701,500	482,842	381,771	290,271
Transfers due to death benefits	-	(354,461)	(1,404,161)	(117,274)	(321,946)	(334,445)	(247,058)	(427,173)
Transfers due to annuity benefit payments	-	(7,281)	(21,817)	(2,190)	(12,881)	(15,544)	-	(4,278)
Transfers due to withdrawal of funds	(243,735)	(2,564,870)	(7,951,117)	(3,147,904)	(1,994,691)	(3,237,658)	(2,005,646)	(2,121,788)
Transfers due to loans, net of repayments	2,172	15,756	(4,296)	22,317	13,779	16,476	20,072	3,589
Transfers due to rider and contingent deferred sales charges	-	(534)	(2,519)	(1,646)	(240)	(1,345)	(948)	(332)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	664	1,390	398	4,315	3,532	-	1,123
Transfers between Sub-Accounts and to/from Fixed Account	(13,594)	75,771	896,880	(147,666)	542,618	(99,806)	(356,055)	36,017

Net increase (decrease) in net assets resulting from capital transactions	(136,773)	(1,981,213)	(7,655,354)	(2,805,091)	(1,067,546)	(3,185,948)	(2,207,864)	(2,222,571)
Total increase (decrease)	297,891	1,437,726	4,046,840	4,164,483	1,273,927	3,643,243	2,094,572	2,502,310

NET ASSETS, at beginning of the year	2,118,403	23,095,568	62,141,024	25,412,017	17,418,902	29,256,750	18,063,576	17,095,272

NET ASSETS, at end of the year	$2,416,294	$24,533,294	$66,187,864	$29,576,500	$18,692,829	$32,899,993	$20,158,148	$19,597,582

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account

Investment income
Dividends	$307	$162,710	$2,576	$20,308	$73,979	$293,365	$1,213,243	$185,148

Expenses
Mortality and expense risk fees and administrative charges	9,322	114,239	7,547	15,032	167,426	385,797	630,474	39,123

Net investment income (loss)	(9,015)	48,471	(4,971)	5,276	(93,447)	(92,432)	582,769	146,025

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(126,449)	109,088	(39,560)	(65,627)	476,254	1,736,547	(1,301,566)	(35,419)
Realized gain distribution	15,467	134,965	120,550	137,460	398,964	2,786,404	4,399,684	-
Realized gain (loss)	(110,982)	244,053	80,990	71,833	875,218	4,522,951	3,098,118	(35,419)

Change in net unrealized appreciation/depreciation of investments	302,682	722,405	77,052	148,855	2,400,678	3,630,640	5,743,997	198,149

Net gain (loss) on investments	191,700	966,458	158,042	220,688	3,275,896	8,153,591	8,842,115	162,730

Net increase (decrease) in net assets resulting from operations	182,685	1,014,929	153,071	225,964	3,182,449	8,061,159	9,424,884	308,755

Capital transactions:
Transfer of net premiums	22,364	174,131	41,531	66,540	84,353	481,350	2,998,275	137,071
Transfers due to death benefits	-	(101,851)	-	-	(207,449)	(239,655)	-	(25,654)
Transfers due to annuity benefit payments	-	(5,632)	-	-	(2,576)	(6,682)	-	-
Transfers due to withdrawal of funds	(221,478)	(948,377)	(88,430)	(264,514)	(1,255,740)	(2,879,189)	(4,995,169)	(524,710)
Transfers due to loans, net of repayments	1,133	17,558	4,145	(791)	9,029	35,562	109,879	(17,017)
Transfers due to rider and contingent deferred sales charges	-	(734)	(7)	(1)	(635)	(2,001)	(110)	(188)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	1,535	-	-	275	(708)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	169,798	(21,937)	121,604	(79,889)	(169,507)	(474,328)	(2,019,777)	205,688

Net increase (decrease) in net assets resulting from capital transactions	(28,183)	(885,307)	78,843	(278,655)	(1,542,250)	(3,085,651)	(3,906,902)	(224,810)
Total increase (decrease)	154,502	129,622	231,914	(52,691)	1,640,199	4,975,508	5,517,982	83,945

NET ASSETS, at beginning of the year	602,613	9,040,775	425,593	1,176,739	11,557,879	27,553,454	49,087,115	2,995,572

NET ASSETS, at end of the year	$757,115	$9,170,397	$657,507	$1,124,048	$13,198,078	$32,528,962	$54,605,097	$3,079,517

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

		MML
	MML	Inflation-	MML	MML	MML	MML	MML
	Income	Protected	International	Large Cap	Managed	Managed	Managed	MML
	& Growth	and Income	Equity	Growth	Bond	Bond	Volatility	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income
Dividends	$483,117	$261,122	$2,908	$94,913	$964,540	$82,286	$168,410	$18,170

Expenses
Mortality and expense risk fees and administrative charges	316,679	136,451	1,818	208,086	318,833	31,336	131,013	1,110,233

Net investment income (loss)	166,438	124,671	1,090	(113,173)	645,707	50,950	37,397	(1,092,063)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	170,182	(203,539)	(2,612)	(172,714)	(154,581)	(8,195)	328,224	4,875,815
Realized gain distribution	916,313	-	10,843	2,006,732	-	-	-	11,391,352
Realized gain (loss)	1,086,495	(203,539)	8,231	1,834,018	(154,581)	(8,195)	328,224	16,267,167

Change in net unrealized appreciation/depreciation of investments	3,789,424	821,062	20,519	2,471,882	1,657,671	134,501	685,221	6,796,989

Net gain (loss) on investments	4,875,919	617,523	28,750	4,305,900	1,503,090	126,306	1,013,445	23,064,156

Net increase (decrease) in net assets resulting from operations	5,042,357	742,194	29,840	4,192,727	2,148,797	177,256	1,050,842	21,972,093

Capital transactions:
Transfer of net premiums	213,521	307,370	17,263	121,729	632,880	22,500	178,558	916,953
Transfers due to death benefits	(384,539)	(88,095)	-	(331,683)	(345,752)	(27,370)	(156,061)	(2,185,095)
Transfers due to annuity benefit payments	(6,481)	(2,964)	-	(23,223)	(179)	-	(15,946)	(36,730)
Transfers due to withdrawal of funds	(2,537,914)	(1,112,000)	(11,622)	(1,805,317)	(2,937,186)	(341,265)	(1,118,091)	(9,396,113)
Transfers due to loans, net of repayments	13,082	9,569	(105)	7,134	25,493	-	14,444	29,497
Transfers due to rider and contingent deferred sales charges	(1,511)	(418)	-	(1,219)	(3,023)	(72)	(1,319)	(3,417)
Transfers due to net charge (credit) to annuitant mortality fluctuation	1,166	(211)	-	5,423	(3)	-	5,122	2,065
Transfers between Sub-Accounts and to/from Fixed Account	(1,057,546)	(64,921)	41,970	(487,022)	(273,699)	348,401	(240,140)	(2,093,096)

Net increase (decrease) in net assets resulting from capital transactions	(3,760,222)	(951,670)	47,506	(2,514,178)	(2,901,469)	2,194	(1,333,433)	(12,765,936)
Total increase (decrease)	1,282,135	(209,476)	77,346	1,678,549	(752,672)	179,450	(282,591)	9,206,157

NET ASSETS, at beginning of the year	23,396,608	10,947,233	97,776	14,634,567	26,616,908	2,302,589	10,526,880	77,934,117

NET ASSETS, at end of the year	$24,678,743	$10,737,757	$175,122	$16,313,116	$25,864,236	$2,482,039	$10,244,289	$87,140,274

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

								MML
		MML	MML	MML	MML	MML	MML	Strategic
	MML	Moderate	Short-Duration	Small Cap	Small Cap	Small	Small/Mid Cap	Emerging
	Mid Cap Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income
Dividends	$776,429	$1,635,931	$80,370	$91,825	$-	$694	$74,598	$81

Expenses
Mortality and expense risk fees and administrative charges	598,462	771,553	33,470	244,726	177,145	10,909	149,757	17,470

Net investment income (loss)	177,967	864,378	46,900	(152,901)	(177,145)	(10,215)	(75,159)	(17,389)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	329,709	(318,709)	(6,204)	241,768	(572,898)	(764)	475,116	54,603
Realized gain distribution	4,790,188	3,871,097	-	1,649,096	2,432,802	132,764	1,442,497	-
Realized gain (loss)	5,119,897	3,552,388	(6,204)	1,890,864	1,859,904	132,000	1,917,613	54,603

Change in net unrealized appreciation/depreciation of investments	6,204,594	5,457,533	33,045	2,529,680	2,146,519	71,931	206,475	275,473

Net gain (loss) on investments	11,324,491	9,009,921	26,841	4,420,544	4,006,423	203,931	2,124,088	330,076

Net increase (decrease) in net assets resulting from operations	11,502,458	9,874,299	73,741	4,267,643	3,829,278	193,716	2,048,929	312,687

Capital transactions:
Transfer of net premiums	561,286	2,999,059	35,120	352,618	170,094	44,116	345,494	71,075
Transfers due to death benefits	(690,423)	(545,678)	(66,679)	(205,671)	(139,973)	-	(385,059)	-
Transfers due to annuity benefit payments	(36,180)	(14,152)	-	(1,360)	(7,810)	-	(1,324)	-
Transfers due to withdrawal of funds	(6,023,249)	(4,854,751)	(231,301)	(1,798,428)	(1,389,540)	(128,324)	(1,172,510)	(345,772)
Transfers due to loans, net of repayments	19,589	117,529	(1,959)	8,939	20,969	(718)	(47)	838
Transfers due to rider and contingent deferred sales charges	(3,784)	(642)	(60)	(1,709)	(617)	-	(357)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	7,195	4,101	-	202	1,609	-	284	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,114,290)	445,779	368,536	(527,564)	(140,668)	27,139	86,181	714

Net increase (decrease) in net assets resulting from capital transactions	(7,279,856)	(1,848,755)	103,657	(2,172,973)	(1,485,936)	(57,787)	(1,127,338)	(273,145)
Total increase (decrease)	4,222,602	8,025,544	177,398	2,094,670	2,343,342	135,929	921,591	39,542

NET ASSETS, at beginning of the year	44,192,957	57,665,894	2,605,175	18,014,617	12,156,107	832,523	11,256,245	1,399,351

NET ASSETS, at end of the year	$48,415,559	$65,691,438	$2,782,573	$20,109,287	$14,499,449	$968,452	$12,177,836	$1,438,893

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

	MML			PIMCO	VY®
	Total	MML U.S.	Oppenheimer	Commodity-	Clarion
	Return	Government	Global Multi-	RealReturn®	Global
	Bond	Money Market	Alternatives	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income
Dividends	$57,357	$368,225	$637	$58,014	$61,976

Expenses
Mortality and expense risk fees and administrative charges	24,340	272,855	222	16,365	30,099

Net investment income (loss)	33,017	95,370	415	41,649	31,877

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,896)	5,449	(2,702)	(198,616)	34,288
Realized gain distribution	-	-	-	-	-
Realized gain (loss)	(1,896)	5,449	(2,702)	(198,616)	34,288

Change in net unrealized appreciation/depreciation of investments	104,882	(5,450)	4,018	281,600	408,775

Net gain (loss) on investments	102,986	(1)	1,316	82,984	443,063

Net increase (decrease) in net assets resulting from operations	136,003	95,369	1,731	124,633	474,940

Capital transactions:
Transfer of net premiums	73,264	471,804	642	49,947	44,355
Transfers due to death benefits	(23,241)	(224,657)	-	(1,411)	(39,091)
Transfers due to annuity benefit payments	-	(21,827)	-	(134)	-
Transfers due to withdrawal of funds	(211,015)	(4,549,014)	(513)	(116,060)	(223,933)
Transfers due to loans, net of repayments	8,409	53,047	47	993	1,195
Transfers due to rider and contingent deferred sales charges	(4)	(1,087)	-	(21)	(164)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	2,757	-	(392)	-
Transfers between Sub-Accounts and to/from Fixed Account.	197,162	2,669,783	(59,477)	(27,009)	(97,340)

Net increase (decrease) in net assets resulting from capital transactions	44,575	(1,599,194)	(59,301)	(94,087)	(314,978)
Total increase (decrease)	180,578	(1,503,825)	(57,570)	30,546	159,962

NET ASSETS, at beginning of the year	1,860,517	22,451,476	57,570	1,275,354	2,133,623

NET ASSETS, at end of the year	$2,041,095	$20,947,651	$-	$1,305,900	$2,293,585

See Notes to Financial Statements.

C. M. Multi-Account A

Notes To Financial Statements

1.	ORGANIZATION

C.M. Multi-Account A (the “Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on August 3, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

C.M. Life maintains three segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, and MassMutual Artistry. One of the three segments, Panorama Passage®, has multiple tiers. The unit values of these tiers differ based on the associated expense ratio.

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other C.M. Life business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2020, the Separate Account consists of fifty-two sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the three segments of the Separate Account:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Portfolio[1]
Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Fund[2,3]
Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Fund[2,3]
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund[2,3]
Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Fund[2,3]
Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Fund[2,3]
Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. Government Money Fund[2,3]
Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account[2,3]
Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Main Street Fund®[2,3]
Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Fund[3]
Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Fund[3]
Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Fund[3]
Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Fund[4]
MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Fund[4]
MML American Funds Core Allocation Sub-Account	MML American Funds Core Allocation Fund[4]
MML American Funds Growth Sub-Account	MML American Funds Growth Fund[4]
MML American Funds International Sub-Account	MML American Funds International Fund[4]
MML Balanced Allocation Sub-Account	MML Balanced Allocation Fund[4]
MML Blend Sub-Account	MML Blend Fund[4]
MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Fund[4]
MML Conservative Allocation Sub-Account	MML Conservative Allocation Fund[4]
MML Equity Sub-Account	MML Equity Fund[4]
MML Equity Income Sub-Account	MML Equity Income Fund[4]
MML Equity Index Sub-Account	MML Equity Index Fund[4]
MML Focused Equity Sub-Account	MML Focused Equity Fund[4]

Notes To Financial Statements (Continued)

MML Foreign Sub-Account	MML Foreign Fund[4,7]
MML Fundamental Equity Sub-Account	MML Fundamental Equity Fund[4]
MML Fundamental Value Sub-Account	MML Fundamental Value Fund[4]
MML Global Sub-Account	MML Global Fund[4]
MML Growth & Income Sub-Account	MML Growth & Income Fund[4]
MML Growth Allocation Sub-Account	MML Growth Allocation Fund[4]
MML High Yield Sub-Account (Service Class I)	MML High Yield Fund[4]
MML Income & Growth Sub-Account	MML Income & Growth Fund[4]
MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Fund[4]
MML International Equity Sub-Account	MML International Equity Fund[4]
MML Large Cap Growth Sub-Account	MML Large Cap Growth Fund[4]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[4]
MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[4]
MML Managed Volatility Sub-Account	MML Managed Volatility Fund[4]
MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Fund[4]
MML Mid Cap Value Sub-Account	MML Mid Cap Value Fund[4]
MML Moderate Allocation Sub-Account	MML Moderate Allocation Fund[4]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[4]
MML Small Cap Equity Sub-Account	MML Small Cap Equity Fund[4]
MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Fund[4]
MML Small Company Value Sub-Account	MML Small Company Value Fund[4]
MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Fund[4]
MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund[4]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[4,8]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[4]
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[5]
VY® Clarion Global Real Estate Sub-Account	VY® Clarion Global Real Estate Portfolio[6]

In addition to the fifty-two sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”) which is part of C.M. Life’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

1 Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.

2Effective after the close of the New York Stock Exchange on May 24, 2019, Invesco Ltd. completed its acquisition of OppenheimerFunds, Inc. The Acquiring Funds/Sub-Accounts assume the accounting and performance history of the corresponding Merging Funds/Sub-Accounts. In connection with that transaction the following Funds/Sub-Accounts merged:

Notes To Financial Statements (Continued)

MERGING FUND/SUB-ACCOUNT	ACQUIRING FUND/SUB-ACCOUNT
Fund: Oppenheimer Capital Appreciation Fund/VA	Fund: Invesco Oppenheimer V.I. Capital Appreciation Fund
Sub-Account: Oppenheimer Capital Appreciation Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Capital Appreciation Sub-Account
Fund: Oppenheimer Conservative Balanced Fund/VA	Fund: Invesco Oppenheimer V.I. Conservative Balanced Fund
Sub-Account: Oppenheimer Conservative Balanced Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Conservative Balanced Sub-Account
Fund: Oppenheimer Discovery Mid Cap Growth Fund/VA	Fund: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Sub-Account: Oppenheimer Discovery Mid Cap Growth Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account
Fund: Oppenheimer Global Fund/VA	Fund: Invesco Oppenheimer V.I. Global Fund
Sub-Account: Oppenheimer Global Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Global Sub-Account
Fund: Oppenheimer Global Strategic Income Fund/VA	Fund: Invesco Oppenheimer V.I. Global Strategic Income Fund
Sub-Account: Oppenheimer Global Strategic Income Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Global Strategic Income Sub-Account
Fund: Oppenheimer Government Money Fund/VA	Fund: Invesco Oppenheimer V.I. Government Money Fund
Sub-Account: Oppenheimer Government Money Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Government Money Sub-Account
Fund: Oppenheimer International Growth Fund/VA	Fund: Invesco Oppenheimer V.I. International Growth Fund
Sub-Account: Oppenheimer International Growth Sub-Account	Sub-Account: Invesco Oppenheimer V.I. International Growth Sub-Account
Fund: Oppenheimer Main Street Fund®/VA	Fund: Invesco Oppenheimer V.I. Main Street Fund®
Sub-Account: Oppenheimer Main Street Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Main Street Sub-Account
Fund: Oppenheimer Total Return Bond Fund/VA	Fund: Invesco Oppenheimer V.I. Total Return Bond Fund
Sub-Account: Oppenheimer Total Return Bond Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Total Return Bond Sub-Account

3 Invesco Advisers, Inc. is the investment adviser to this Fund.

4 MML Investments Advisers, LLC is the investment adviser to this Fund.

5 Pacific Investment Management Company LLC is the investment adviser to this Portfolio.

6Voya Investments, LLC is the investment adviser to this Portfolio.

7Effective April 29, 2019 Oppenheimer Global Multi-Alternatives Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on April 29, 2019 was automatically transferred to the MML U.S. Government Money Market Sub-Account. In addition to the fifty- two Sub-Accounts listed above, the accompanying financial statements also include statement of operations for the period from January 1,2019 to April 29,2019.

8Prior to March 2, 2020, known as MML Fundamental Growth Sub-Account.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account C.M. Multi-Account A follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment sub-account.

C.	Federal Income Taxes

C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

Notes To Financial Statements (Continued)

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the contract owners may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to C.M. Life, thereby decreasing both the investments and net assets of the Separate Account. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from C.M. Life are then made quarterly to adjust the Separate Account. Net transfer from C.M. Life to the Separate Account totaled $26,215 for the year ended December 31, 2020. Net transfer from the Separate Account to C.M. Life totaled $43,803 for the year ended December 31, 2019. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by C.M. Life. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2020. There have been no transfers between levels for the year ended December 31, 2020.

Notes To Financial Statements (Continued)

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives, and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to C.M. Life

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales investments for the year ended December 31, 2020 were as follows:

		Invesco	Invesco	Invesco		Invesco	Invesco	Invesco
	Fidelity®	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	VIP	Capital	Conservative	Discovery	Oppenheimer V.I.	Global Strategic	Government	International
	Contrafund®	Appreciation	Balanced	Mid Cap Growth	Global	Income	Money	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Cost of purchases	$2,352,005	$7,687,528	$953,702	$3,369,892	$4,068,419	$2,808,614	$1,051,008	$728,520
Proceeds from sales	(14,866,041)	(6,387,351)	(2,137,132)	(4,538,124)	(11,813,696)	(6,200,544)	(2,301,251)	(2,483,971)

		Invesco					MML	MML
	Invesco	Oppenheimer V.I.	Invesco V.I.			MML	American	American
	Oppenheimer V.I.	Total Return	Diversified	Invesco V.I.	Invesco V.I.	Aggressive	Funds	Funds
	Main Street	Bond	Dividend	Health Care	Technology	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Cost of purchases	$6,062,489	$165,895	$413,012	$619,388	$1,565,428	$3,785,208	$2,018,492	$1,271,280
Proceeds from sales	(7,961,340)	(675,644)	(640,123)	(1,474,513)	(1,615,311)	(2,712,932)	(1,934,537)	(958,143)

	MML
	American	MML		MML	MML			MML
	Funds	Balanced	MML	Blue Chip	Conservative	MML	MML	Equity
	International	Allocation	Blend	Growth	Allocation	Equity	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Cost of purchases	$234,075	$3,039,266	$4,615,412	$4,426,333	$3,147,268	$4,246,409	$2,377,462	$5,523,451
Proceeds from sales	(589,662)	(3,899,293)	(8,466,992)	(5,330,246)	(3,949,953)	(4,387,093)	(2,328,391)	(2,360,941)

	MML		MML	MML		MML	MML
	Focused	MML	Fundamental	Fundamental	MML	Growth	Growth	MML
	Equity	Foreign	Equity	Value	Global	& Income	Allocation	High Yield
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Cost of purchases	$88,673	$866,349	$282,978	$256,720	$772,602	$2,937,626	$5,791,883	$305,685
Proceeds from sales	(175,259)	(1,251,809)	(68,869)	(173,925)	(1,471,797)	(4,303,264)	(4,158,861)	(642,614)

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS (Continued)

MML
	MML	Inflation-	MML	MML	MML	MML	MML
	Income	Protected	International	Large Cap	Managed	Managed	Managed	MML
	& Growth	and Income	Equity	Growth	Bond	Bond	Volatility	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
						(Initial Class)	(Service Class)
Cost of purchases	$913,357	$707,646	$49,298	$1,245,936	$2,053,911	$614,869	$442,900	$8,456,302
Proceeds from sales	(2,882,150)	(2,047,431)	(33,209)	(2,530,842)	(4,422,444)	(622,061)	(1,412,365)	(12,405,437)

								MML
		MML	MML	MML	MML	MML	MML	Strategic
	MML	Moderate	Short-Duration	Small Cap	Small Cap	Small	Small/Mid Cap	Emerging
	Mid Cap Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Cost of purchases	$1,449,676	$6,506,119	$616,808	$767,239	$1,947,662	$117,793	$1,162,056	$111,840
Proceeds from sales	(5,341,996)	(7,940,018)	(852,576)	(2,602,874)	(2,229,664)	(193,046)	(1,089,462)	(398,514)

	MML		PIMCO	VY®
	Total	MML U.S.	Commodity-	Clarion
	Return	Government	RealReturn®	Global
	Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Cost of purchases	$1,786,965	$7,361,541	$190,265	$376,661
Proceeds from sales	(647,158)	(5,956,753)	(252,875)	(336,452)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2020 were as follows:

		Invesco	Invesco	Invesco		Invesco	Invesco	Invesco
	Fidelity®	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	VIP	Capital	Conservative	Discovery	Oppenheimer V.I.	Global Strategic	Government	International
	Contrafund®	Appreciation	Balanced	Mid Cap Growth	Global	Income	Money	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020
Units purchased	42,812	23,233	3,999	34,909	37,327	31,429	34,915	21,238
Units withdrawn	(239,125)	(155,843)	(100,681)	(160,476)	(226,024)	(213,581)	(144,108)	(66,904)
Units transferred between Sub-Accounts and to/from the Fixed Account	(72,889)	(70,691)	5,639	(49,735)	(91,519)	(43,546)	3,857	(32,128)
Net increase (decrease)	(269,203)	(203,301)	(91,043)	(175,302)	(280,217)	(225,699)	(105,336)	(77,794)

		Invesco					MML	MML
	Invesco	Oppenheimer V.I.	Invesco V.I.			MML	American	American
	Oppenheimer V.I.	Total Return	Diversified	Invesco V.I.	Invesco V.I.	Aggressive	Funds	Funds
	Main Street	Bond	Dividend	Health Care	Technology	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)
Units purchased	21,790	387	7,204	4,913	10,342	58,419	30,745	6,665
Units withdrawn	(212,478)	(32,905)	(37,040)	(32,681)	(90,030)	(88,506)	(70,126)	(15,196)
Units transferred between Sub-Accounts and to/from the Fixed Account	(69,868)	(4,639)	1,034	(3,201)	24,488	(12,342)	11,719	2,439
Net increase (decrease)	(260,555)	(37,157)	(28,802)	(30,969)	(55,200)	(42,429)	(27,662)	(6,092)

	MML
	American	MML		MML	MML			MML
	Funds	Balanced	MML	Blue Chip	Conservative	MML	MML	Equity
	International	Allocation	Blend	Growth	Allocation	Equity	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)
Units purchased	6,284	43,784	37,887	14,213	37,612	24,683	11,700	13,285
Units withdrawn	(23,872)	(152,704)	(287,114)	(52,154)	(166,254)	(188,473)	(61,346)	(51,197)
Units transferred between Sub-Accounts and to/from the Fixed Account	(5,270)	(8,030)	2,699	(18,621)	34,205	(24,794)	3,153	(25,147)
Net increase (decrease)	(22,858)	(116,951)	(246,527)	(56,563)	(94,437)	(188,583)	(46,493)	(63,058)

	MML		MML	MML		MML	MML
	Focused	MML	Fundamental	Fundamental	MML	Growth	Growth	MML
	Equity	Foreign	Equity	Value	Global	& Income	Allocation	High Yield
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)
Units purchased	975	10,981	1,879	3,117	8,404	17,633	122,203	6,785
Units withdrawn	(2,862)	(77,066)	(403)	(3,772)	(68,087)	(85,991)	(197,568)	(19,882)
Units transferred between Sub-Accounts and to/from the Fixed Account	(2,315)	6,552	3,547	(1,760)	(14,380)	(41,332)	(30,006)	(5,117)
Net increase (decrease)	(4,202)	(59,533)	5,024	(2,414)	(74,063)	(109,690)	(105,371)	(18,214)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML
	MML	Inflation-	MML	MML	MML	MML	MML
	Income	Protected	International	Large Cap	Managed	Managed	Managed	MML
	& Growth	and Income	Equity	Growth	Bond	Bond	Volatility	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)					(Initial Class)	(Service Class)
Units purchased	12,861	15,940	499	9,334	32,189	703	9,069	16,553
Units withdrawn	(100,699)	(100,806)	(2,329)	(52,477)	(168,207)	(17,884)	(57,992)	(123,679)
Units transferred between Sub-Accounts and to/from the Fixed Account	(24,405)	5,463	2,157	(39,755)	38,287	19,858	(15,650)	(48,469)
Net increase (decrease)	(112,243)	(79,403)	327	(82,898)	(97,731)	2,677	(64,574)	(155,595)

								MML
		MML	MML	MML	MML	MML	MML	Strategic
	MML	Moderate	Short-Duration	Small Cap	Small Cap	Small	Small/Mid Cap	Emerging
	Mid Cap Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)
Units purchased	12,734	160,953	3,187	10,984	5,157	1,597	9,669	3,707
Units withdrawn	(97,733)	(362,710)	(35,028)	(51,586)	(36,375)	(5,169)	(25,517)	(21,215)
Units transferred between Sub-Accounts and to/from the Fixed Account	(10,400)	(78,915)	15,385	(12,364)	(16,518)	(6)	6,492	(373)
Net increase (decrease)	(95,399)	(280,672)	(16,456)	(52,966)	(47,736)	(3,578)	(9,356)	(17,881)

	MML		PIMCO	VY®
	Total	MML U.S.	Commodity-	Clarion
	Return	Government	RealReturn®	Global
	Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2020 (Continued)
Units purchased	7,022	42,773	10,308	2,314
Units withdrawn	(26,428)	(448,403)	(34,454)	(9,684)
Units transferred between Sub-Accounts and to/from the Fixed Account	111,525	587,250	2,333	(6,184)
Net increase (decrease)	92,119	181,620	(21,813)	(13,555)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		Invesco	Invesco	Invesco		Invesco	Invesco	Invesco
	Fidelity®	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	VIP	Capital	Conservative	Discovery	Oppenheimer V.I.	Global Strategic	Government	International
	Contrafund®	Appreciation	Balanced	Mid Cap Growth	Global	Income	Money	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019
Units purchased	53,942	34,679	7,420	33,916	54,134	29,400	17,188	22,107
Units withdrawn	(393,559)	(274,210)	(149,312)	(235,780)	(373,533)	(224,207)	(122,548)	(99,568)
Units transferred between Sub-Accounts and to/from the Fixed Account	(54,379)	(39,123)	(3,331)	(28,392)	(64,793)	(37,735)	36,860	(33,851)
Net increase (decrease)	(393,997)	(278,654)	(145,224)	(230,256)	(384,192)	(232,543)	(68,500)	(111,311)

		Invesco					MML	MML
	Invesco	Oppenheimer V.I.	Invesco V.I.			MML	American	American
	Oppenheimer V.I.	Total Return	Diversified	Invesco V.I.	Invesco V.I.	Aggressive	Funds	Funds
	Main Street	Bond	Dividend	Health Care	Technology	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)
Units purchased	23,572	682	8,105	9,644	17,378	77,692	36,038	7,104
Units withdrawn	(256,838)	(50,544)	(42,213)	(39,483)	(172,597)	(131,148)	(57,428)	(9,126)
Units transferred between Sub-Accounts and to/from the Fixed Account	(42,845)	(8,951)	(2,517)	(5,709)	(4,850)	585	(13,524)	7,217
Net increase (decrease)	(276,111)	(58,813)	(36,625)	(35,548)	(160,068)	(52,871)	(34,914)	5,195

	MML
	American	MML		MML	MML			MML
	Funds	Balanced	MML	Blue Chip	Conservative	MML	MML	Equity
	International	Allocation	Blend	Growth	Allocation	Equity	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)
Units purchased	6,507	60,352	38,063	14,336	44,911	26,806	13,856	14,026
Units withdrawn	(12,827)	(186,429)	(416,507)	(72,686)	(146,641)	(191,099)	(75,979)	(118,003)
Units transferred between Sub-Accounts and to/from the Fixed Account	(643)	3,816	41,372	(2,474)	33,957	(5,098)	(11,946)	1,416
Net increase (decrease)	(6,963)	(122,261)	(337,072)	(60,825)	(67,773)	(169,392)	(74,069)	(102,561)

	MML		MML	MML		MML	MML
	Focused	MML	Fundamental	Fundamental	MML	Growth	Growth	MML
	Equity	Foreign	Growth	Value	Global	& Income	Allocation	High Yield
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)
Units purchased	1,027	15,213	2,096	3,879	7,449	18,269	174,609	8,227
Units withdrawn	(9,895)	(78,805)	(3,830)	(15,416)	(100,568)	(106,017)	(276,548)	(33,731)
Units transferred between Sub-Accounts and to/from the Fixed Account	8,290	(1,438)	5,714	(4,445)	(10,308)	(16,426)	(114,129)	12,303
Net increase (decrease)	(578)	(65,030)	3,980	(15,982)	(103,427)	(104,174)	(216,069)	(13,201)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML	Inflation-	MML	MML	MML	MML	MML
	Income	Protected	International	Large Cap	Managed	Managed	Managed	MML
	& Growth	and Income	Equity	Growth	Bond	Bond	Volatility	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)					(Initial Class)	(Service Class)
Units purchased	12,487	23,210	1,824	8,474	35,258	1,718	13,077	21,240
Units withdrawn	(136,863)	(84,942)	(1,164)	(115,948)	(165,404)	(28,256)	(84,021)	(193,257)
Units transferred between Sub-Accounts and to/from the Fixed Account	(52,910)	(4,379)	4,400	(26,429)	(14,829)	26,161	(15,364)	(33,052)
Net increase (decrease)	(177,286)	(66,111)	5,060	(133,903)	(144,975)	(376)	(86,308)	(205,069)

								MML
		MML	MML	MML	MML	MML	MML	Strategic
	MML	Moderate	Short-Duration	Small Cap	Small Cap	Small	Small/Mid Cap	Emerging
	Mid Cap Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)
Units purchased	14,032	185,872	3,348	11,907	7,184	1,583	10,504	4,914
Units withdrawn	(151,853)	(317,233)	(27,875)	(60,862)	(47,151)	(4,541)	(46,238)	(22,779)
Units transferred between Sub-Accounts and to/from the Fixed Account	(24,473)	29,278	33,878	(15,779)	(5,845)	962	2,666	35
Net increase (decrease)	(162,294)	(102,083)	9,351	(64,734)	(45,812)	(1,995)	(33,069)	(17,829)

	MML			PIMCO	VY®
	Total	MML U.S.	Oppenheimer	Commodity-	Clarion
	Return	Government	Global Multi-	RealReturn®	Global
	Bond	Money Market	Alternatives	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)
Units purchased	7,621	59,875	73	10,636	2,987
Units withdrawn	(21,702)	(529,986)	(55)	(23,381)	(16,407)
Units transferred between Sub-Accounts and to/from the Fixed Account	18,128	294,760	(6,329)	(4,963)	(5,975)
Net increase (decrease)	4,048	(175,352)	(6,310)	(17,708)	(19,394)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2020 follows:

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
Fidelity® VIP Contrafund® Sub-Account
2020	2,189,162	$42.98	to	$46.03	$111,040,179	0.25%	1.18%	to	1.65%	28.43%	to	29.04%
2019	2,458,365	33.31	to	35.84	97,058,586	0.45	1.18	to	1.65	29.43	to	30.04
2018	2,852,362	25.61	to	27.69	86,647,526	0.69	1.18	to	1.65	(7.92)	to	(7.48)
2017	3,175,149	27.68	to	30.08	104,630,519	0.99	1.18	to	1.65	19.89	to	20.45
2016	3,435,408	22.98	to	25.09	94,426,543	0.79	1.18	to	1.65	6.24	to	6.74
Invesco Oppenheimer V.I. Capital Appreciation Sub-Account[4]
2020	1,725,042	26.28	to	34.65	54,747,632	-	1.18	to	1.65	34.35	to	34.99
2019	1,928,344	19.47	to	25.79	45,353,353	0.06	1.18	to	1.65	33.97	to	34.60
2018	2,206,998	14.47	to	19.25	38,605,250	0.32	1.18	to	1.65	(7.28)	to	(6.84)
2017	2,482,713	15.53	to	20.76	46,626,866	0.24	1.18	to	1.65	24.76	to	25.35
2016	2,754,488	12.39	to	16.64	41,341,632	0.41	1.18	to	1.65	(3.80)	to	(3.35)
Invesco Oppenheimer V.I. Conservative Balanced Sub-Account[4]
2020	644,315	17.32	to	18.39	11,783,178	2.03	1.18	to	1.65	12.98	to	13.51
2019	735,358	15.33	to	16.20	11,866,075	2.26	1.18	to	1.65	15.59	to	16.14
2018	880,582	13.26	to	13.95	12,256,381	1.95	1.18	to	1.65	(6.88)	to	(6.44)
2017	1,017,028	14.24	to	14.91	15,147,938	1.93	1.18	to	1.65	7.47	to	7.97
2016	1,174,081	13.25	to	13.81	16,213,364	2.39	1.18	to	1.65	3.54	to	4.03
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account[4]
2020	1,595,368	18.41	to	31.72	39,287,678	0.04	1.18	to	1.65	38.39	to	39.04
2019	1,770,670	13.24	to	22.92	31,302,242	-	1.18	to	1.65	37.08	to	37.73
2018	2,000,926	9.61	to	16.72	25,803,288	-	1.18	to	1.65	(7.63)	to	(7.19)
2017	2,276,585	10.36	to	18.10	31,840,166	0.03	1.18	to	1.65	26.69	to	27.29
2016	2,514,983	8.14	to	14.29	27,549,095	-	1.18	to	1.65	0.66	to	1.14
Invesco Oppenheimer V.I. Global Sub-Account[4]
2020	2,173,793	35.94	to	49.52	93,637,809	0.69	1.18	to	1.65	25.55	to	26.14
2019	2,454,009	28.49	to	39.45	84,208,630	0.91	1.18	to	1.65	29.63	to	30.24
2018	2,838,202	21.88	to	30.43	75,021,984	0.99	1.18	to	1.65	(14.61)	to	(14.20)
2017	3,152,233	25.50	to	35.64	97,300,933	0.93	1.18	to	1.65	34.44	to	35.07
2016	3,495,514	18.88	to	26.51	79,956,106	1.07	1.18	to	1.65	(1.55)	to	(1.09)
Invesco Oppenheimer V.I. Global Strategic Income Sub-Account[4]
2020	1,388,293	21.82	to	22.94	32,056,685	5.65	1.18	to	1.65	1.71	to	2.19
2019	1,613,991	21.45	to	22.45	36,509,037	3.79	1.18	to	1.65	8.99	to	9.50
2018	1,846,534	19.68	to	20.50	38,180,577	4.96	1.18	to	1.65	(5.97)	to	(5.53)
2017	2,011,754	20.93	to	21.70	44,057,409	2.29	1.18	to	1.65	4.54	to	5.03
2016	2,145,755	20.02	to	20.66	44,767,710	4.98	1.18	to	1.65	4.79	to	5.29
Invesco Oppenheimer V.I. Government Money Sub-Account[4]
2020	483,617	9.89	to	10.44	5,303,346	0.24	1.18	to	1.65	(1.42)	to	(0.95)
2019	588,953	10.03	to	10.54	6,553,421	1.70	1.18	to	1.65	0.04	to	0.51
2018	657,453	10.03	to	10.49	7,280,429	1.34	1.18	to	1.65	(0.31)	to	0.16
2017	707,333	10.06	to	10.47	7,835,849	0.38	1.18	to	1.65	(1.25)	to	(0.78)
2016	833,182	10.19	to	10.55	9,311,868	0.01	1.18	to	1.65	(1.62)	to	(1.16)
Invesco Oppenheimer V.I. International Growth Sub-Account[4]
2020	743,747	21.09	to	27.46	21,692,340	0.95	1.18	to	1.65	19.51	to	20.08
2019	821,541	17.57	to	22.97	20,045,116	1.05	1.18	to	1.65	26.50	to	27.09
2018	932,853	13.82	to	18.16	17,956,909	0.87	1.18	to	1.65	(20.74)	to	(20.37)
2017	1,007,002	17.36	to	22.91	24,441,124	1.43	1.18	to	1.65	24.23	to	24.81
2016	1,134,303	13.91	to	18.45	22,166,213	1.12	1.18	to	1.65	(3.71)	to	(3.26)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
Invesco Oppenheimer V.I. Main Street Sub-Account
2020	1,758,935	$25.67	to	$27.15	$48,247,129	1.48%	1.18%	to	1.65%	12.08%	to	12.61%
2019	2,019,490	22.79	to	24.22	49,289,876	1.06	1.18	to	1.65	29.92	to	30.53
2018	2,295,601	17.46	to	18.64	42,970,499	1.16	1.18	to	1.65	(9.40)	to	(8.97)
2017	2,596,541	19.18	to	20.58	53,432,117	1.24	1.18	to	1.65	15.00	to	15.54
2016	2,843,438	16.60	to	17.89	50,728,929	1.12	1.18	to	1.65	9.80	to	10.31
Invesco Oppenheimer V.I. Total Return Bond Sub-Account
2020	307,220	-		16.61	5,101,912	3.04	-		1.40	-		8.18
2019	344,378	-		15.35	5,286,348	3.36	-		1.40	-		8.00
2018	403,191	-		14.21	5,730,494	3.34	-		1.40	-		(2.41)
2017	451,891	-		14.56	6,580,995	2.41	-		1.40	-		3.14
2016	518,423	-		14.12	7,320,373	3.72	-		1.40	-		1.84
Invesco V.I. Diversified Dividend Sub-Account
2020	240,286	12.89	to	13.51	3,284,410	3.04	1.18	to	1.65	(1.50)	to	(1.03)
2019	269,088	13.02	to	13.72	3,741,363	2.91	1.18	to	1.65	23.04	to	23.62
2018	305,713	10.53	to	11.15	3,439,650	2.30	1.18	to	1.65	(9.10)	to	(8.66)
2017	361,218	11.53	to	12.26	4,437,962	1.66	1.18	to	1.65	6.80	to	7.30
2016	352,076	10.75	to	11.48	4,054,397	1.45	1.18	to	1.65	12.94	to	13.47
Invesco V.I. Health Care Sub-Account
2020	270,930	32.66	to	34.53	9,445,838	0.32	1.18	to	1.65	12.59	to	13.12
2019	301,899	28.87	to	30.67	9,295,690	0.04	1.18	to	1.65	30.34	to	30.95
2018	337,447	22.05	to	23.53	7,943,284	-	1.18	to	1.65	(0.76)	to	(0.29)
2017	392,864	22.11	to	23.71	9,293,970	0.36	1.18	to	1.65	13.94	to	14.47
2016	448,618	19.31	to	20.81	9,280,562	-	1.18	to	1.65	(12.91)	to	(12.50)
Invesco V.I. Technology Sub-Account
2020	586,980	11.33	to	11.70	6,967,630	-	1.18	to	1.65	43.73	to	44.40
2019	642,180	7.88	to	8.10	5,282,975	-	1.18	to	1.65	33.66	to	34.29
2018	802,248	5.90	to	6.03	4,919,840	-	1.18	to	1.65	(2.09)	to	(1.63)
2017	814,642	6.02	to	6.13	5,079,172	-	1.18	to	1.65	32.93	to	33.55
2016	835,480	4.53	to	4.59	3,907,171	-	1.18	to	1.65	(2.38)	to	(1.92)
MML Aggressive Allocation Sub-Account
2020	1,252,260	21.84	to	23.21	29,017,593	1.62	1.18	to	1.65	11.49	to	12.02
2019	1,294,689	19.59	to	20.72	26,785,270	1.96	1.18	to	1.65	21.91	to	22.48
2018	1,347,559	16.07	to	16.92	22,764,574	1.37	1.18	to	1.65	(9.63)	to	(9.20)
2017	1,404,617	17.78	to	18.63	26,130,412	1.13	1.18	to	1.65	16.83	to	17.38
2016	1,364,390	15.22	to	15.88	21,629,103	1.57	1.18	to	1.65	6.77	to	7.27
MML American Funds Core Allocation Sub-Account
2020	493,822	-		25.78	12,731,471	1.75	-		1.18	-		10.08
2019	521,484	-		23.42	12,213,507	2.42	-		1.18	-		16.73
2018	556,398	-		20.06	11,163,119	1.76	-		1.18	-		(5.96)
2017	527,798	-		21.34	11,261,030	1.50	-		1.18	-		13.60
2016	451,008	-		18.78	8,470,814	2.03	-		1.18	-		7.70
MML American Funds Growth Sub-Account
2020	123,381	-		60.76	7,496,621	0.72	-		1.18	-		49.64
2019	129,472	-		40.60	5,257,131	0.32	-		1.18	-		28.70
2018	124,277	-		31.55	3,921,010	0.27	-		1.18	-		(1.82)
2017	127,321	-		32.14	4,091,670	0.30	-		1.18	-		26.29
2016	122,084	-		25.45	3,106,643	0.21	-		1.18	-		7.73

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML American Funds International Sub-Account
2020	93,693	$-		$23.24	$2,177,663	0.99%	-%		1.18%	-%		12.11%
2019	116,551	-		20.73	2,416,294	2.71	-		1.18	-		20.88
2018	123,514	-		17.15	2,118,403	0.85	-		1.18	-		(14.54)
2017	109,325	-		20.07	2,194,167	0.84	-		1.18	-		30.11
2016	105,446	-		15.43	1,626,575	1.18	-		1.18	-		1.77
MML Balanced Allocation Sub-Account
2020	1,308,938	17.87	to	18.99	24,673,106	2.66	1.18	to	1.65	9.12	to	9.63
2019	1,425,889	16.38	to	17.32	24,533,294	2.55	1.18	to	1.65	14.84	to	15.38
2018	1,548,150	14.26	to	15.01	23,095,568	2.29	1.18	to	1.65	(6.04)	to	(5.60)
2017	1,668,229	15.18	to	15.90	26,372,724	1.95	1.18	to	1.65	9.66	to	10.18
2016	1,646,473	13.84	to	14.43	23,634,064	2.36	1.18	to	1.65	4.42	to	4.91
MML Blend Sub-Account
2020	2,494,114	25.96	to	27.92	67,254,680	-	1.18	to	1.65	11.02	to	11.54
2019	2,740,641	23.39	to	25.03	66,187,864	2.42	1.18	to	1.65	19.40	to	19.96
2018	3,077,713	19.59	to	20.87	62,141,024	2.10	1.18	to	1.65	(5.91)	to	(5.47)
2017	3,394,529	20.82	to	22.07	72,602,071	2.11	1.18	to	1.65	13.37	to	13.91
2016	3,664,243	18.36	to	19.38	68,848,544	2.14	1.18	to	1.65	7.63	to	8.14
MML Blue Chip Growth Sub-Account
2020	543,704	61.26	to	66.56	35,544,312	-	1.18	to	1.65	32.20	to	32.83
2019	600,266	46.34	to	50.11	29,576,500	-	1.18	to	1.65	27.72	to	28.32
2018	661,091	36.28	to	39.05	25,412,017	-	1.18	to	1.65	0.20	to	0.68
2017	711,018	36.21	to	38.79	27,179,588	0.01	1.18	to	1.65	34.00	to	34.63
2016	766,144	27.02	to	28.81	21,756,807	-	1.18	to	1.65	(0.74)	to	(0.27)
MML Conservative Allocation Sub-Account
2020	1,025,637	17.19	to	18.27	18,599,923	2.72	1.18	to	1.65	8.13	to	8.64
2019	1,120,073	15.90	to	16.82	18,692,829	2.70	1.18	to	1.65	13.31	to	13.85
2018	1,187,846	14.03	to	14.77	17,418,902	2.52	1.18	to	1.65	(5.08)	to	(4.63)
2017	1,378,590	14.78	to	15.49	21,205,384	2.20	1.18	to	1.65	7.83	to	8.34
2016	1,493,545	13.71	to	14.30	21,187,308	2.35	1.18	to	1.65	4.06	to	4.55
MML Equity Sub-Account
2020	1,419,304	20.07	to	22.27	29,572,459	2.30	1.18	to	1.65	1.34	to	1.82
2019	1,607,887	19.81	to	21.87	32,899,993	2.03	1.18	to	1.65	23.86	to	24.45
2018	1,777,279	15.99	to	17.58	29,256,750	1.76	1.18	to	1.65	(11.47)	to	(11.05)
2017	1,973,037	18.06	to	19.76	36,548,773	1.79	1.18	to	1.65	13.90	to	14.44
2016	2,201,031	15.86	to	17.27	35,675,557	1.75	1.18	to	1.65	10.76	to	11.28
MML Equity Income Sub-Account
2020	576,701	30.20	to	32.81	18,656,155	2.39	1.18	to	1.65	(0.32)	to	0.15
2019	623,194	30.30	to	32.76	20,158,148	2.29	1.18	to	1.65	24.38	to	24.97
2018	697,263	24.36	to	26.22	18,063,576	1.88	1.18	to	1.65	(10.86)	to	(10.43)
2017	775,356	27.32	to	29.27	22,439,796	2.12	1.18	to	1.65	14.44	to	14.97
2016	869,081	23.88	to	25.46	21,879,950	2.06	1.18	to	1.65	16.75	to	17.29
MML Equity Index Sub-Account
2020	736,394	26.97	to	28.56	21,075,642	1.70	1.18	to	1.65	16.13	to	16.67
2019	799,452	23.12	to	24.60	19,597,582	2.66	1.18	to	1.65	28.72	to	29.32
2018	902,013	17.87	to	19.11	17,095,272	1.53	1.18	to	1.65	(6.37)	to	(5.93)
2017	980,397	19.00	to	20.41	19,796,365	0.98	1.18	to	1.65	19.36	to	19.92
2016	1,066,286	15.84	to	17.10	18,019,741	1.65	1.18	to	1.65	9.66	to	10.18

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)

MML Focused Equity Sub-Account
2020	26,387	$26.66	to	$27.76	$725,110	0.64%	1.18%	to	1.65%	10.69%	to	11.22%
2019	30,588	24.08	to	24.96	757,115	0.04	1.18	to	1.65	27.60	to	28.20
2018	31,166	18.87	to	19.47	602,613	2.27	1.18	to	1.65	(0.67)	to	(0.20)
2017	48,402	19.00	to	19.51	938,637	2.92	1.18	to	1.65	19.63	to	20.19
2016	41,349	15.88	to	16.23	667,528	1.17	1.18	to	1.65	15.82	to	16.37
MML Foreign Sub-Account
2020	582,840	14.40	to	14.89	8,703,291	2.99	1.18	to	1.65	4.20	to	4.69
2019	642,373	13.76	to	14.29	9,170,397	1.77	1.18	to	1.65	11.31	to	11.84
2018	707,403	12.30	to	12.83	9,040,775	2.24	1.18	to	1.65	(17.28)	to	(16.89)
2017	774,085	14.80	to	15.52	11,918,473	2.07	1.18	to	1.65	19.75	to	20.31
2016	876,603	12.30	to	12.96	11,227,448	1.98	1.18	to	1.65	(0.22)	to	0.25
MML Fundamental Equity Sub-Account [6]
2020	32,101	27.67	to	28.83	922,432	-	1.18	to	1.65	17.63	to	18.19
2019	27,078	23.53	to	24.39	657,507	0.43	1.18	to	1.65	31.15	to	31.77
2018	23,098	17.94	to	18.51	425,593	1.09	1.18	to	1.65	(1.00)	to	(0.53)
2017	20,273	18.12	to	18.61	375,690	1.00	1.18	to	1.65	25.24	to	25.83
2016	15,835	14.47	to	14.79	233,385	0.57	1.18	to	1.65	1.85	to	2.32
MML Fundamental Value Sub-Account
2020	57,680	18.25	to	19.01	1,091,877	1.09	1.18	to	1.65	0.69	to	1.17
2019	60,094	18.12	to	18.79	1,124,048	1.67	1.18	to	1.65	20.49	to	21.05
2018	76,076	15.04	to	15.52	1,176,739	1.54	1.18	to	1.65	(12.03)	to	(11.61)
2017	74,706	17.10	to	17.56	1,306,814	1.84	1.18	to	1.65	12.91	to	13.44
2016	63,677	15.15	to	15.48	982,565	1.25	1.18	to	1.65	11.21	to	11.73
MML Global Sub-Account
2020	721,548	14.28	to	18.69	13,496,602	1.05	1.18	to	1.65	12.10	to	12.63
2019	795,611	12.68	to	16.68	13,198,078	0.58	1.18	to	1.65	28.45	to	29.05
2018	899,038	9.82	to	12.98	11,557,879	1.10	1.18	to	1.65	(11.06)	to	(10.64)
2017	968,907	10.99	to	14.60	13,976,885	1.20	1.18	to	1.65	22.27	to	22.84
2016	1,051,923	8.95	to	11.94	12,408,798	1.13	1.18	to	1.65	5.78	to	6.28
MML Growth & Income Sub-Account
2020	884,997	34.59	to	37.59	32,745,308	0.91	1.18	to	1.65	12.64	to	13.17
2019	994,687	30.71	to	33.22	32,528,962	0.95	1.18	to	1.65	29.93	to	30.55
2018	1,098,861	23.64	to	25.44	27,553,454	0.86	1.18	to	1.65	(6.76)	to	(6.32)
2017	1,210,802	25.35	to	27.16	32,437,893	0.91	1.18	to	1.65	21.68	to	22.25
2016	1,351,810	20.83	to	22.22	29,657,322	1.05	1.18	to	1.65	7.00	to	7.50
MML Growth Allocation Sub-Account
2020	2,714,189	20.34	to	21.62	58,560,778	2.08	1.18	to	1.65	10.91	to	11.44
2019	2,819,559	18.34	to	19.40	54,605,097	2.29	1.18	to	1.65	19.23	to	19.79
2018	3,035,628	15.38	to	16.19	49,087,115	1.80	1.18	to	1.65	(8.44)	to	(8.00)
2017	3,130,519	16.80	to	17.60	55,034,639	1.51	1.18	to	1.65	14.18	to	14.72
2016	3,132,279	14.71	to	15.34	48,001,493	1.95	1.18	to	1.65	5.82	to	6.31
MML High Yield Sub-Account (Service Class I)
2020	159,409	17.31	to	18.20	2,878,160	0.02	1.18	to	1.65	3.65	to	4.14
2019	177,623	16.70	to	17.48	3,079,517	5.92	1.18	to	1.65	10.03	to	10.55
2018	190,824	15.18	to	15.81	2,995,572	6.05	1.18	to	1.65	(5.13)	to	(4.68)
2017	203,106	16.00	to	16.59	3,348,723	6.84	1.18	to	1.65	6.12	to	6.62
2016	196,217	15.08	to	15.56	3,032,315	7.21	1.18	to	1.65	14.36	to	14.89

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML Income & Growth Sub-Account
2020	961,999	$19.79	to	$20.25	$22,487,171	2.03%	1.18%	to	1.65%	1.34%	to	1.82%
2019	1,074,242	19.44	to	19.98	24,678,743	1.96	1.18	to	1.65	22.40	to	22.97
2018	1,251,528	15.81	to	16.33	23,396,608	1.74	1.18	to	1.65	(13.14)	to	(12.73)
2017	1,377,109	18.11	to	18.80	29,601,545	1.65	1.18	to	1.65	15.52	to	16.06
2016	1,516,847	15.61	to	16.27	28,175,347	1.78	1.18	to	1.65	14.50	to	15.04
MML Inflation-Protected and Income Sub-Account
2020	648,751	15.12	to	16.43	10,495,142	0.11	1.18	to	1.65	9.30	to	9.81
2019	728,154	13.83	to	14.96	10,737,757	2.38	1.18	to	1.65	6.54	to	7.04
2018	794,266	12.98	to	13.97	10,947,233	3.09	1.18	to	1.65	(2.91)	to	(2.45)
2017	885,083	13.37	to	14.33	12,507,787	3.23	1.18	to	1.65	1.52	to	2.00
2016	1,012,229	13.17	to	14.04	14,015,157	2.37	1.18	to	1.65	3.49	to	3.98
MML International Equity Sub-Account
2020	16,448	-		11.28	185,530	2.84	-		1.18	-		3.84
2019	16,121	-		10.86	175,122	1.88	-		1.18	-		22.89
2018	11,061	-		8.84	97,776	1.53	-		1.18	-		(24.94)
2017	12,505	-		11.78	147,271	1.83	-		1.18	-		28.64
2016	3,988	-		9.16	36,513	2.08	-		1.18	-		6.70
MML Large Cap Growth Sub-Account
2020	706,850	23.20	to	27.58	18,956,578	0.33	1.18	to	1.65	29.62	to	30.23
2019	789,748	17.81	to	21.28	16,313,116	0.59	1.18	to	1.65	29.83	to	30.44
2018	923,652	13.66	to	16.39	14,634,567	0.63	1.18	to	1.65	(3.87)	to	(3.42)
2017	1,041,184	14.14	to	17.05	17,076,456	0.37	1.18	to	1.65	31.33	to	31.95
2016	1,176,967	10.72	to	12.98	14,628,079	0.13	1.18	to	1.65	(2.01)	to	(1.55)
MML Managed Bond Sub-Account (Initial Class)
2020	1,143,702	20.97	to	21.87	25,360,257	0.09	1.18	to	1.65	5.95	to	6.45
2019	1,241,432	19.79	to	20.55	25,864,236	3.67	1.18	to	1.65	8.01	to	8.52
2018	1,386,407	18.32	to	18.93	26,616,908	3.44	1.18	to	1.65	(2.08)	to	(1.61)
2017	1,566,108	18.71	to	19.24	30,549,962	3.14	1.18	to	1.65	2.99	to	3.47
2016	1,700,540	18.17	to	18.60	32,063,321	2.82	1.18	to	1.65	1.07	to	1.55
MML Managed Bond Sub-Account (Service Class)
2020	186,906	-		14.27	2,667,908	0.10	-		1.40	-		5.95
2019	184,230	-		13.47	2,482,039	3.51	-		1.40	-		8.01
2018	184,606	-		12.47	2,302,589	3.13	-		1.40	-		(2.07)
2017	220,199	-		12.74	2,804,718	2.91	-		1.40	-		2.99
2016	243,226	-		12.37	3,008,199	2.61	-		1.40	-		1.07
MML Managed Volatility Sub-Account
2020	576,247	15.70	to	17.07	9,706,307	1.37	1.18	to	1.65	4.93	to	5.43
2019	640,820	14.96	to	16.19	10,244,289	1.60	1.18	to	1.65	10.07	to	10.58
2018	727,128	13.60	to	14.64	10,526,880	1.20	1.18	to	1.65	(6.26)	to	(5.81)
2017	825,862	14.50	to	15.55	12,696,879	1.26	1.18	to	1.65	7.26	to	7.76
2016	913,825	13.52	to	14.43	13,044,886	1.76	1.18	to	1.65	2.00	to	2.48
MML Mid Cap Growth Sub-Account
2020	1,167,041	61.93	to	74.43	94,982,698	0.08	1.18	to	1.65	23.51	to	24.10
2019	1,322,636	49.91	to	60.26	87,140,274	0.02	1.18	to	1.65	29.15	to	29.76
2018	1,527,705	38.46	to	46.66	77,934,117	-	1.18	to	1.65	(3.78)	to	(3.33)
2017	1,728,260	39.78	to	48.50	91,107,376	0.03	1.18	to	1.65	22.78	to	23.35
2016	1,894,157	32.25	to	39.50	81,121,920	-	1.18	to	1.65	4.55	to	5.04

Notes To Financial Statements (Continued)

8.       FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML Mid Cap Value Sub-Account
2020	900,692	$46.58	to	$51.29	$43,997,804	1.76%	1.18%	to	1.65%	0.04%	to	0.52%
2019	996,092	46.56	to	51.03	48,415,559	1.62	1.18	to	1.65	27.02	to	27.62
2018	1,158,386	36.66	to	39.99	44,192,957	1.51	1.18	to	1.65	(14.42)	to	(14.02)
2017	1,307,293	42.84	to	46.51	58,068,149	1.53	1.18	to	1.65	9.88	to	10.40
2016	1,473,440	38.99	to	42.13	59,238,934	1.62	1.18	to	1.65	21.22	to	21.79
MML Moderate Allocation Sub-Account
2020	3,330,821	18.78	to	19.96	66,164,918	2.48	1.18	to	1.65	8.73	to	9.25
2019	3,611,492	17.28	to	18.27	65,691,438	2.57	1.18	to	1.65	16.64	to	17.19
2018	3,713,575	14.81	to	15.59	57,665,894	2.13	1.18	to	1.65	(7.04)	to	(6.60)
2017	3,908,930	15.93	to	16.69	65,005,002	1.80	1.18	to	1.65	11.48	to	12.00
2016	4,014,419	14.29	to	14.90	59,592,060	2.12	1.18	to	1.65	5.14	to	5.64
MML Short-Duration Bond Sub-Account
2020	237,704	10.54	to	11.08	2,598,079	-	1.18	to	1.65	(0.32)	to	0.15
2019	254,160	10.57	to	11.06	2,782,573	3.08	1.18	to	1.65	2.47	to	2.95
2018	244,808	10.31	to	10.74	2,605,175	2.66	1.18	to	1.65	(0.38)	to	0.09
2017	264,218	10.35	to	10.73	2,812,893	2.41	1.18	to	1.65	0.62	to	1.10
2016	367,977	10.29	to	10.62	3,871,578	2.05	1.18	to	1.65	0.88	to	1.35
MML Small Cap Equity Sub-Account
2020	499,342	40.65	to	40.82	21,643,745	0.54	1.18	to	1.65	18.72	to	19.28
2019	552,308	34.08	to	34.38	20,109,287	0.47	1.18	to	1.65	24.40	to	24.98
2018	617,042	27.27	to	27.64	18,014,617	0.48	1.18	to	1.65	(11.66)	to	(11.25)
2017	698,473	30.72	to	31.29	23,006,935	0.83	1.18	to	1.65	12.50	to	13.03
2016	755,563	27.18	to	27.81	22,062,649	1.06	1.18	to	1.65	16.29	to	16.83
MML Small Cap Growth Equity Sub-Account
2020	350,919	38.71	to	52.53	17,106,476	-	1.18	to	1.65	33.41	to	34.03
2019	398,655	28.88	to	39.38	14,499,449	-	1.18	to	1.65	32.13	to	32.75
2018	444,467	21.75	to	29.80	12,156,107	-	1.18	to	1.65	(6.44)	to	(6.00)
2017	479,460	23.14	to	31.85	14,026,200	-	1.18	to	1.65	20.81	to	21.38
2016	536,448	19.07	to	26.37	12,870,317	-	1.18	to	1.65	10.91	to	11.43
MML Small Company Value Sub-Account
2020	27,538	-		33.50	922,646	0.06	-		1.18	-		7.65
2019	31,116	-		31.12	968,452	0.08	-		1.18	-		23.79
2018	33,111	-		25.14	832,523	0.19	-		1.18	-		(14.22)
2017	39,566	-		29.31	1,159,692	0.43	-		1.18	-		10.11
2016	43,534	-		26.62	1,158,805	0.40	-		1.18	-		30.62
MML Small/Mid Cap Value Sub-Account
2020	324,824	35.05	to	38.08	12,237,542	1.07	1.18	to	1.65	2.94	to	3.42
2019	334,180	34.05	to	36.82	12,177,836	0.61	1.18	to	1.65	18.31	to	18.86
2018	367,249	28.78	to	30.98	11,256,245	0.47	1.18	to	1.65	(16.32)	to	(15.93)
2017	403,626	34.39	to	36.85	14,725,287	0.49	1.18	to	1.65	11.59	to	12.11
2016	450,095	30.82	to	32.86	14,649,539	0.56	1.18	to	1.65	23.06	to	23.63
MML Strategic Emerging Markets Sub-Account
2020	69,895	-		19.00	1,327,782	0.20	-		1.18	-		15.88
2019	87,776	-		16.39	1,438,893	0.01	-		1.18	-		23.71
2018	105,605	-		13.25	1,399,351	-	-		1.18	-		(13.63)
2017	90,022	-		15.34	1,381,094	-	-		1.18	-		32.27
2016	79,823	-		11.60	925,854	0.24	-		1.18	-		4.87

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML Total Return Bond Sub-Account
2020	275,526	$11.53	to	$12.01	$3,285,366	3.07%	1.18%	to	1.65%	6.82%	to	7.32%
2019	183,407	10.79	to	11.19	2,041,095	2.92	1.18	to	1.65	6.87	to	7.38
2018	179,359	10.10	to	10.42	1,860,517	1.75	1.18	to	1.65	(1.99)	to	(1.52)
2017	180,325	10.30	to	10.58	1,902,217	1.99	1.18	to	1.65	1.05	to	1.53
2016	156,180	10.19	to	10.42	1,622,669	1.66	1.18	to	1.65	0.63	to	1.10
MML U.S. Government Money Market Sub-Account
2020	2,493,870	8.55	to	9.08	22,351,977	0.23	1.18	to	1.65	(1.41)	to	(0.95)
2019	2,312,249	8.67	to	9.17	20,947,651	1.70	1.18	to	1.65	0.04	to	0.52
2018	2,487,601	8.66	to	9.12	22,451,476	1.32	1.18	to	1.65	(0.33)	to	0.14
2017	2,711,134	8.69	to	9.11	24,448,009	0.35	1.18	to	1.65	(1.28)	to	(0.82)
2016	3,202,908	8.81	to	9.18	29,154,959	-	1.18	to	1.65	(1.53)	to	(1.06)
Oppenheimer Global Multi-Alternatives Sub-Account [5]
2020	-	-		-	-	-	-		-	-		-
2019	-	-		9.40	-	1.11	-	to	1.18	-	to	3.00
2018	6,310	-	to	9.12	57,570	0.17	-	to	1.18	-	to	(4.44)
2017	6,140	-	to	9.55	58,631	0.85	-	to	1.18	-	to	(0.98)
2016	5,075	-	to	9.64	48,942	1.45	-	to	1.18	-	to	2.28
PIMCO CommodityRealReturn® Strategy Sub-Account
2020	216,880	5.15	to	5.52	1,186,511	6.34	1.18	to	1.65	(0.43)	to	0.04
2019	238,693	5.18	to	5.52	1,305,900	4.35	1.18	to	1.65	9.53	to	10.04
2018	256,401	4.73	to	5.02	1,275,354	1.98	1.18	to	1.65	(15.61)	to	(15.21)
2017	295,499	5.60	to	5.92	1,734,094	11.09	1.18	to	1.65	0.38	to	0.85
2016	315,431	5.58	to	5.86	1,832,922	1.01	1.18	to	1.65	13.00	to	13.53
VY® Clarion Global Real Estate Sub-Account
2020	123,598	14.88	to	15.94	1,938,260	5.75	1.18	to	1.65	(6.60)	to	(6.15)
2019	137,153	15.93	to	16.98	2,293,585	2.62	1.18	to	1.65	22.31	to	22.89
2018	156,547	13.02	to	13.82	2,133,623	5.20	1.18	to	1.65	(10.25)	to	(9.82)
2017	170,987	14.51	to	15.33	2,588,559	3.51	1.18	to	1.65	8.70	to	9.21
2016	192,736	13.35	to	14.03	2,672,729	1.08	1.18	to	1.65	(1.02)	to	(0.56)

1The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owners accounts through the redemption of units and expenses of the underlying fund have been excluded.

3The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

4Effective after the close of the New York Stock Exchange on May 24, 2019, Invesco Ltd. completed its acquisition of OppenheimerFunds, Inc. See Note 2 to the financial statements for information regarding the merger of this division.

5For the period January 1, 2019 through April 29, 2019. Effective April 29, 2019 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on April 29, 2019 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

6Prior to March 2, 2020, known as MML Fundamental Growth Sub-Account.

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge* This charge is assessed through a reduction in unit values.	This charge is equal, on an annual basis, to 1.03% - 1.50% of the daily value of the assets invested in each fund.

Administrative Charge This charge is assessed through a reduction in unit values.	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.

Annual Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.
Contingent Deferred Sales Charge	0.00% - 8.00%
This charge is assessed through the redemption of units.
Death Benefit Options
Charges for these options are annualized and are assessed
through a redemption of units.
A. Reset Death Benefit**	0.00% - 0.20%
B. Ratchet Death Benefit***	0.00% - 0.70%

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, contracts issued on or after September 10, 2001 will receive an increase in the contract value allocated to the fund by 0.15% on each contract anniversary.

**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the contract value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the contract value allocated to the funds.

***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the contract value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at contract issue, 0.50% if age 61 through age 70 at contract issue, and 0.70% if age 71 or older at contract issue, of the contract value allocated to the funds.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 10, 2021, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.